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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-02864

                         Pioneer Bond Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Bond Fund

 Schedule of Investments 3/31/15 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 PREFERRED STOCKS - 1.4%

 Banks - 0.6%

 Diversified Banks - 0.4%

 88,028

 7.88

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 2,334,503

 197,000

 7.12

 Citigroup, Inc., Floating Rate Note (Perpetual)

 5,445,080

 139,009

 6.00

 US Bancorp, Floating Rate Note (Perpetual)

 3,796,336

 $

 11,575,919

 Regional Banks - 0.2%

 85,000

 BB&T Corp., 5.625% (Perpetual)

 $

 2,147,100

 28,000

 6.25

 CoBank ACB, Floating Rate Note (Perpetual) (144A)

 2,877,876

 17,380

 6.62

 Fifth Third Bancorp, Floating Rate Note (Perpetual)

 490,985

 $

 5,515,961

 Total Banks

 $

 17,091,880

 Diversified Financials - 0.3%

 Specialized Finance - 0.2%

 167,900

 5.75

 SCE Trust III, Floating Rate Note (Perpetual)

 $

 4,608,855

 Consumer Finance - 0.0%†

 1,250

 Ally Financial, Inc., 7.0% (Perpetual) (144A)

 $

 1,283,008

 Asset Management & Custody Banks - 0.0%†

 54,200

 5.90

 State Street Corp., Floating Rate Note, 12/31/73

 $

 1,479,118

 Investment Banking & Brokerage - 0.1%

 110,230

 6.38

 Morgan Stanley, Floating Rate Note (Perpetual)

 $

 2,870,389

 Total Diversified Financials

 $

 10,241,370

 Insurance - 0.4%

 Property & Casualty Insurance - 0.3%

 50,000

 5.95

 Aspen Insurance Holdings, Ltd., Floating Rate Note (Perpetual)

 $

 1,284,000

 153,800

 7.38

 Delphi Financial Group, Inc., Floating Rate Note, 5/15/37

 3,888,264

 147,475

 5.10

 The Allstate Corp., Floating Rate Note, 1/15/53

 3,829,926

 $

 9,002,190

 Reinsurance - 0.1%

 2,000,000

 0.00

 Pangaea Re., 7/1/18 (Cat Bond) (e)

 $

 2,180,400

 Total Insurance

 $

 11,182,590

 Utilities - 0.1%

 Electric Utilities - 0.1%

 164,000

 PPL Capital Funding, Inc., 5.9%, 4/30/73

 $

 4,188,560

 Total Utilities

 $

 4,188,560

 TOTAL PREFERRED STOCKS

 (Cost $40,632,175)

 $

 42,704,400

 CONVERTIBLE PREFERRED STOCKS - 0.2%

 Banks - 0.2%

 Diversified Banks - 0.2%

 5,610

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 6,861,030

 Total Banks

 $

 6,861,030

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $5,839,986)

 $

 6,861,030

 ASSET BACKED SECURITIES - 5.5%

 232,246

 6.50

 ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 $

 233,410

 366,004

 American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)

 366,146

 51,859

 American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)

 51,863

 2,800,000

 American Homes 4 Rent 2014-SFR3 Trust, 4.596%, 12/18/36 (144A)

 2,959,283

 700,000

 American Homes 4 Rent 2014-SFR3 Trust, 5.04%, 12/18/36 (144A)

 749,153

 900,000

 American Homes 4 Rent 2015-SFR1, 4.11%, 4/17/45 (144A)

 915,010

 500,000

 AmeriCredit Automobile Receivables Trust 2011-3, 4.04%, 7/10/17

 508,782

 800,000

 AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19

 799,778

 2,600,000

 Applebee's Funding LLC/ IHOP Funding LLC, 4.277%, 9/5/44 (144A)

 2,691,120

 2,200,000

 Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)

 2,210,250

 499,944

 AXIS Equipment Finance Receivables II LLC, 4.94%, 7/20/18 (144A)

 505,853

 351,868

 0.68

 Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44

 349,249

 1,462,628

 Bayview Financial Mortgage Pass-Through Trust 2006-A, 5.865%, 2/28/41 (Step)

 1,512,232

 1,207,879

 0.63

 Bayview Financial Mortgage Pass-Through Trust Series 2005-B, Floating Rate Note, 4/28/39

 1,196,144

 71,625

 BCMSC Trust 1998-A, 6.65%, 4/15/28

 71,591

 375,619

 Beacon Container Finance LLC, 3.72%, 9/20/27 (144A)

 384,120

 1,646,111

 0.67

 Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35

 1,636,122

 996,487

 0.66

 Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36

 978,625

 2,949,081

 BXG Receivables Note Trust 2015-A, 2.88%, 5/2/30 (144A)

 2,952,726

 362,895

 California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)

 363,488

 2,900,000

 Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18

 2,910,721

 3,000,000

 Capital Automotive Real Estate Investment Trust, 3.66%, 10/17/44 (144A)

 3,034,787

 76,700

 0.57

 Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35

 76,087

 1,600,000

 1.92

 Chesapeake Funding LLC, Floating Rate Note, 2/7/27 (144A)

 1,600,000

 400,000

 1.38

 Chesapeake Funding LLC, Floating Rate Note, 3/4/26

 398,399

 400,000

 1.32

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 401,476

 1,400,000

 CIT Equipment Collateral 2014-VT1, 2.65%, 2/20/20 (144A)

 1,402,687

 277,501

 Citicorp Residential Mortgage Trust Series 2006-2, 5.775%, 9/25/36 (Step)

 290,201

 1,868,198

 Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)

 1,966,895

 720,658

 4.00

 Citigroup Mortgage Loan Trust 2014-A, Floating Rate Note, 1/1/35 (144A)

 749,257

 3,806,280

 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)

 3,929,714

 691,411

 CNH Equipment Trust 2013-A, 0.69%, 6/15/18

 691,632

 2,386,157

 Consumer Credit Origination Loan Trust 2015-1, 2.82%, 3/15/21 (144A)

 2,386,125

 1,935,480

 4.96

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35

 2,002,686

 1,000,000

 0.47

 Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 7/25/36

 985,800

 700,370

 1.22

 CWABS Asset-Backed Certificates Trust 2004-7, Floating Rate Note, 12/25/34

 696,401

 5,000,000

 DB Master Finance LLC 2015-1, 3.98%, 2/21/45 (144A)

 5,106,300

 3,914,279

 Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)

 4,070,004

 1,170,290

 3.10

 Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)

 1,188,420

 198,001

 First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)

 198,299

 1,200,000

 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)

 1,198,819

 2,100,000

 First Investors Auto Owner Trust 2014-3, 2.97%, 11/16/20 (144A)

 2,109,396

 925,543

 0.57

 First NLC Trust 2005-2, Floating Rate Note, 9/25/35

 922,465

 1,659,000

 0.61

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17

 1,659,327

 1,032,831

 GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)

 1,032,850

 268,143

 0.42

 GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35

 266,788

 425,088

 0.92

 GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34

 415,781

 1,296,244

 1.52

 GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33

 1,247,580

 756,537

 0.47

 GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 717,913

 20,536

 Hercules Capital Funding Trust 2012-1, 3.32%, 12/16/17 (144A)

 20,536

 2,920,000

 Hercules Capital Funding Trust 2014-1, 3.524%, 4/16/21 (144A)

 2,922,738

 1,620,000

 HLSS Servicer Advance Receivables Trust, 1.7436%, 1/16/46 (144A)

 1,620,324

 224,000

 HLSS Servicer Advance Receivables Trust, 3.96%, 10/15/45 (144A)

 226,957

 3,019,500

 HOA Funding LLC, 4.846%, 8/22/44 (144A)

 3,027,049

 382,272

 0.55

 Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36

 380,159

 1,061,451

 Horizon Funding Trust 2013-1, 3.0%, 5/15/18 (144A)

 1,067,422

 1,151,744

 1.38

 HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36

 1,146,758

 1,545,650

 Icon Brand Holdings LLC, 4.229%, 1/26/43 (144A)

 1,548,461

 350,213

 Icon Brand Holdings LLC, 4.352%, 1/25/43 (144A)

 355,816

 1,700,000

 1.38

 Invitation Homes 2014-SFR3 Trust, Floating Rate Note, 12/17/31 (144A)

 1,693,862

 477,475

 Irwin Home Equity Loan Trust 2005-1, 5.32%, 6/25/35 (Step)

 470,435

 3,216,918

 0.39

 Irwin Home Equity Loan Trust 2005-1, Floating Rate Note, 6/25/25

 2,981,999

 763,181

 1.67

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 755,035

 137,516

 1.22

 Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 3/25/25

 137,427

 684,384

 JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)

 725,982

 930,100

 Leaf Receivables Funding 8 LLC, 1.55%, 11/15/17 (144A)

 931,681

 2,203,000

 Leaf Receivables Funding 8 LLC, 1.92%, 9/15/20 (144A)

 2,209,389

 294,952

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 3.01%, 5/15/41

 302,243

 298,492

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 5/15/41

 320,747

 555,686

 2.42

 Madison Avenue Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 3/25/32

 555,672

 684,780

 Mid-State Capital Trust 2010-1, 5.25%, 12/15/45 (144A)

 709,098

 949,015

 Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)

 956,464

 300,917

 0.32

 Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37

 293,473

 908,073

 0.87

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 907,868

 1,050,000

 NextGear Floorplan Master Owner Trust, 1.92%, 10/15/19 (144A)

 1,054,093

 1,000,000

 NextGear Floorplan Master Owner Trust, 2.61%, 10/15/19 (144A)

 1,003,768

 430,000

 1.82

 NovaStar Mortgage Funding Trust Series 2004-4, Floating Rate Note, 3/25/35

 422,619

 1,500,000

 OneMain Financial Issuance Trust 2015-1, 3.19%, 3/18/26 (144A)

 1,501,870

 533,502

 5.91

 Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35

 561,583

 374,622

 5.46

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 382,460

 1,600,000

 Oxford Finance Funding Trust 2014-1, 3.475%, 12/15/22 (144A)

 1,606,192

 1,000,000

 1.02

 PFS Financing Corp., Floating Rate Note, 10/15/19 (144A)

 999,324

 2,700,000

 Progreso Receivables Funding I LLC, 4.0%, 7/9/18 (144A)

 2,716,875

 3,200,000

 Progreso Receivables Funding III LLC, 3.625%, 1/30/25 (144A)

 3,200,000

 180,000

 2.42

 Progress Residential 2014-SFR1 Trust, Floating Rate Note, 10/17/31 (144A)

 180,770

 2,700,000

 2.57

 Progress Residential 2015-SFR1 Trust, Floating Rate Note, 2/20/32 (144A)

 2,727,115

 928,746

 0.42

 RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)

 917,777

 1,869,890

 0.57

 RAMP Series 2005-RZ4 Trust, Floating Rate Note, 11/25/35

 1,860,557

 932,348

 Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17

 940,559

 850,000

 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18

 862,292

 378,306

 2.65

 SASCO Mortgage Pass-Through Certificates Series 2004-S4, Floating Rate Note, 12/25/34

 378,259

 1,142,521

 Sierra Timeshare 2012-2 Receivables Funding LLC, 2.38%, 3/20/29 (144A)

 1,155,220

 220,515

 Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)

 221,032

 3,360,000

 2.22

 Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)

 3,367,224

 900,000

 1.01

 SLM Student Loan Trust 2004-10, Floating Rate Note, 4/27/26 (144A)

 893,678

 44,245

 SNAAC Auto Receivables Trust 2013-1, 1.14%, 7/16/18 (144A)

 44,254

 3,300,000

 Spirit Master Funding LLC, 4.6291%, 1/20/45 (144A)

 3,396,954

 267,713

 Spirit Master Funding LLC, 5.74%, 3/20/42 (144A)

 296,659

 700,000

 Spirit Master Funding VII LLC, 3.8868%, 12/20/43

 720,278

 2,151,049

 SpringCastle America Funding LLC, 2.7%, 5/25/23

 2,156,585

 2,412,954

 Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)

 2,423,682

 1,200,000

 Springleaf Funding Trust 2014-A, 2.41%, 12/15/22 (144A)

 1,200,492

 290,518

 STORE Master Funding LLC, 4.16%, 3/20/43 (144A)

 299,386

 2,018,799

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 2,189,185

 1,198,527

 0.37

 Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36

 1,164,341

 1,894,747

 0.39

 Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)

 1,876,021

 119,602

 Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)

 124,141

 1,969,244

 Sunset Mortgage Loan Co 2014-NPL2 LLC, 3.721%, 11/16/44 (Step) (144A)

 1,976,010

 566,122

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 562,157

 771,441

 1.11

 Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34

 750,152

 2,639,441

 Terwin Mortgage Trust Series TMTS 2005-16HE, 4.417717%, 9/25/36 (Step)

 2,724,792

 3,134,000

 2.57

 Trafigura Securitisation Finance Plc, Floating Rate Note, 10/15/15 (144A)

 3,135,135

 800,000

 2.42

 Trafigura Securitisation Finance Plc. 2014-1, Floating Rate Note, 4/16/18 (144A)

 801,712

 2,140,000

 United Auto Credit Securitization Trust 2015-1, 2.92%, 6/17/19 (144A)

 2,139,675

 3,958,324

 US Residential Opportunity Fund Trust, 3.7213%, 1/29/35 (144A)

 3,971,529

 1,825,112

 VOLT XXXI LLC, 3.375%, 2/25/55 (Step) (144A)

 1,825,112

 4,000,000

 VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)

 4,000,161

 953,477

 Westgate Resorts 2012-A LLC, 2.25%, 8/20/25 (144A)

 950,902

 965,395

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 971,394

 2,910,306

 Westgate Resorts 2015-1 LLC, 2.75%, 5/20/27 (144A)

 2,909,519

 184,500

 Westgate Resorts LLC, 2.5%, 3/20/25 (144A)

 184,630

 TOTAL ASSET BACKED SECURITIES

 (Cost $159,387,696)

 $

 161,107,475

 COLLATERALIZED MORTGAGE OBLIGATIONS - 17.5%

 501,364

 A10 Securitization 2013-1 LLC, 2.4%, 11/17/25 (144A)

 $

 503,025

 2,485,679

 A10 Term Asset Financing 2013-2 LLC, 2.62%, 11/15/27 (144A)

 2,510,735

 9,910,196

 3.50

 Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)

 10,080,532

 6,830,000

 3.50

 Agate Bay Mortgage Trust 2015-2, Floating Rate Note, 3/25/45 (144A)

 7,014,623

 448,532

 0.62

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 427,564

 1,572,209

 Alternative Loan Trust 2003-21T1, 5.75%, 12/25/33

 1,644,771

 345,908

 Alternative Loan Trust 2003-J1, 4.75%, 10/25/33

 352,822

 186,237

 Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34

 188,472

 9,407,000

 1.07

 Alternative Loan Trust 2004-J5, Floating Rate Note, 8/25/34

 8,671,476

 2,200,000

 1.60

 American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31

 2,179,848

 4,200,000

 1.90

 Arbor Realty Collateralized Loan Obligation 2015-FL1, Ltd., Floating Rate Note, 3/15/25 (144A)

 4,200,000

 2,580,000

 2.37

 BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)

 2,588,102

 1,600,000

 2.12

 BAMLL Commercial Mortgage Securities Trust 2014-INLD, Floating Rate Note, 12/17/29

 1,603,483

 4,200,000

 1.88

 BAMLL Commercial Mortgage Securities Trust 2015-ASHF, Floating Rate Note, 1/18/28 (144A)

 4,197,423

 639,322

 Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33

 662,439

 689,196

 Banc of America Alternative Loan Trust 2004-12, 5.5%, 1/25/20

 697,778

 731,737

 Banc of America Alternative Loan Trust 2004-2, 5.5%, 3/25/19

 746,105

 534,974

 Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/19

 534,722

 1,315,311

 Banc of America Alternative Loan Trust 2004-6, 5.0%, 7/25/19

 1,352,854

 3,660,000

 5.37

 Banc of America Commercial Mortgage Trust 2006-1, Floating Rate Note, 9/10/45

 3,713,396

 664,385

 Banc of America Funding 2003-3 Trust, 5.5%, 10/25/33

 688,734

 1,960,820

 0.54

 Banc of America Funding 2004-B Trust, Floating Rate Note, 12/20/34

 1,913,476

 180,540

 0.30

 Banc of America Funding 2010-R4 Trust REMICS, Floating Rate Note, 8/26/36 (144A)

 180,117

 1,183,388

 2.62

 Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33

 1,188,151

 912,672

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 927,409

 80,003

 Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19

 79,125

 1,003,993

 Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34

 1,021,359

 8,788,260

 Bayview Commercial Asset Trust 2007-2, 7/27/37 (Step) (144A) (c)

                       -

 6,063,730

 Bayview Commercial Asset Trust 2007-4, 3.494017%, 9/25/37 (Step) (144A) (c)

 256,496

 2,283,699

 1.17

 Bayview Commercial Asset Trust 2008-1, Floating Rate Note, 1/25/38 (144A)

 2,274,663

 2,358,079

 0.87

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 2,305,320

 1,705,060

 0.87

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 1,656,387

 2,735,435

 0.77

 Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34

 2,619,168

 1,001,773

 0.73

 Bear Stearns ALT-A Trust 2005-1, Floating Rate Note, 1/25/35

 974,862

 789,537

 2.34

 Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33

 787,421

 3,167,270

 2.58

 Bear Stearns ARM Trust 2003-6, Floating Rate Note, 8/25/33

 3,155,580

 1,000,000

 5.21

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 1,000,167

 2,379,401

 5.58

 Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, Floating Rate Note, 4/12/38

 2,440,521

 1,888,901

 0.88

 Bella Vista Mortgage Trust 2004-1, Floating Rate Note, 11/20/34

 1,680,944

 2,210,000

 2.12

 BLCP Hotel Trust, Floating Rate Note, 8/15/29 (144A)

 2,209,998

 2,460,000

 2.02

 Carefree Portfolio Trust 2014-CARE, Floating Rate Note, 11/15/29 (144A)

 2,463,526

 3,990,000

 2.67

 CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)

 3,995,582

 519,475

 2.59

 CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33

 522,631

 232,508

 0.34

 Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)

 232,447

 676,029

 1.17

 Citigroup Mortgage Loan Trust 2010-7 REMICS, Floating Rate Note, 9/25/37 (144A)

 675,833

 3,086,346

 2.18

 Citigroup Mortgage Loan Trust, Inc. REMICS, Floating Rate Note, 8/25/34

 3,058,291

 1,112,388

 Citigroup Mortgage Loan Trust, Inc., 5.5%, 9/25/34

 1,195,926

 1,000,000

 4.65

 City Center Trust 2011-CCHP, Floating Rate Note, 7/17/28 (144A)

 1,004,448

 476,243

 0.62

 CNL Commercial Mortgage Loan Trust 2003-2, Floating Rate Note, 10/25/30 (144A)

 412,547

 1,800,000

 2.10

 Colony American Homes 2014-1, Floating Rate Note, 5/19/31 (144A)

 1,794,555

 3,515,910

 Colony Multifamily Mortgage Trust 2014-1, 2.5432%, 4/22/50 (144A)

 3,523,567

 450,000

 COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45

 483,125

 850,000

 COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45

 890,843

 915,000

 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45

 927,035

 4,000,000

 COMM 2012-LC4 Mortgage Trust, 4.063%, 12/12/44

 4,353,124

 4,200,000

 5.17

 COMM 2013-CCRE11 Mortgage Trust, Floating Rate Note, 12/8/50 (144A)

 4,674,344

 1,900,000

 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/12/46

 1,953,814

 3,800,000

 2.32

 COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/15/31 (144A)

 3,787,601

 4,150,000

 1.92

 COMM 2014-SAVA Mortgage Trust, Floating Rate Note, 6/15/34 (144A)

 4,140,314

 2,875,000

 Commercial Mortgage Pass Through Certificates, 2.822%, 10/17/45

 2,947,358

 1,490,067

 2.11

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/19/26 (144A)

 1,489,671

 2,363,603

 Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40

 2,487,988

 189,129

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 191,681

 462,880

 2.58

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33

 459,645

 3,296,521

 5.23

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/17/40

 3,323,922

 557,526

 2.74

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34

 540,160

 2,700,000

 0.00

 Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 3/15/17 (144A) (e)

 2,699,833

 7,467,701

 1.55

 CSMC Trust 2013-IVR2, Floating Rate Note, 4/27/43 (144A)

 6,976,894

 3,343,448

 3.00

 CSMC Trust 2013-IVR4, Floating Rate Note, 7/27/43 (144A)

 3,346,039

 2,489,721

 3.00

 CSMC Trust 2013-IVR4, Floating Rate Note, 7/27/43 (144A)

 2,514,877

 8,160,003

 3.00

 CSMC Trust 2014-WIN1, Floating Rate Note, 9/25/44 (144A)

 8,282,403

 1,900,000

 5.42

 DBUBS 2011-LC3 Mortgage Trust, Floating Rate Note, 8/12/44 (144A)

 2,187,548

 1,895,000

 1.47

 Del Coronado Trust 2013-DEL, Floating Rate Note, 3/16/26 (144A)

 1,892,332

 4,121,580

 3.51

 EverBank Mortgage Loan Trust REMICS, Floating Rate Note, 4/25/43 (144A)

 4,109,396

 1,100,000

 1.27

 Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)

 1,097,246

 1,250,000

 4.16

 Federal Home Loan Mortgage Corp., Floating Rate Note, 9/26/44 (144A)

 1,297,202

 3,307

 Federal National Mortgage Association REMICS, 10.3%, 4/25/19

 3,669

 708,348

 Federal National Mortgage Association REMICS, 4.5%, 6/25/29

 765,952

 530,537

 Federal National Mortgage Association REMICS, 5.0%, 7/25/33

 534,109

 103,647

 Federal National Mortgage Association REMICS, 5.0%, 9/25/39

 107,275

 2,788,374

 1.52

 Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 8/25/24

 2,793,207

 850,000

 5.44

 FREMF Mortgage Trust 2010-K7, Floating Rate Note, 5/25/29 (144A)

 962,359

 600,000

 5.24

 FREMF Mortgage Trust 2010-K8, Floating Rate Note, 9/25/43 (144A)

 675,260

 890,000

 5.19

 FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)

 1,001,406

 1,500,000

 4.62

 FREMF Mortgage Trust 2011-K10 , Floating Rate Note, 11/25/49 (144A)

 1,645,670

 5,380,000

 4.77

 FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)

 5,779,293

 1,250,000

 4.88

 FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)

 1,349,974

 900,000

 3.19

 FREMF Mortgage Trust 2013-K502, Floating Rate Note, 3/27/45 (144A)

 916,754

 3,000,000

 3.16

 FREMF Mortgage Trust 2013-K713, Floating Rate Note, 4/25/46 (144A)

 3,057,966

 2,401,000

 3.01

 FREMF Mortgage Trust 2014-K503, Floating Rate Note, 10/25/47 (144A)

 2,434,052

 650,000

 3.44

 FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)

 668,818

 2,010,000

 3.82

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 2,108,070

 4,630,000

 GAHR Commericial Mortgage Trust 2015-NRF, 3.38216%, 12/15/19 (144A)

 4,659,393

 2,560,086

 0.42

 GE Business Loan Trust 2005-1, Floating Rate Note, 6/15/33 (144A)

 2,481,483

 2,083,335

 0.34

 GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)

 1,972,408

 890,983

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 860,637

 2,347,504

 0.44

 Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32 (144A)

 2,253,294

 5,894,051

 Government National Mortgage Association REMICS, 2.1%, 2/16/48

 5,948,760

 1,559,195

 Government National Mortgage Association, 3.0%, 4/20/41

 1,620,916

 31,943

 Government National Mortgage Association, 4.973%, 4/16/42

 31,976

 743,430

 Government National Mortgage Association, 5.25%, 8/16/35

 839,384

 2,800,000

 GS Mortgage Securities Corp Trust 2012-SHOP, 2.933%, 6/6/31 (144A)

 2,909,161

 1,250,000

 GS Mortgage Securities Corp. II, 3.377%, 5/10/45

 1,325,608

 1,000,000

 GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)

 1,036,000

 865,458

 GS Mortgage Securities Corp. II, 5.56%, 11/10/39

 908,226

 1,107,859

 2.37

 GSR Mortgage Loan Trust 2003-9, Floating Rate Note, 8/25/33

 1,124,362

 1,783,720

 2.70

 GSR Mortgage Loan Trust 2004-7, Floating Rate Note, 6/25/34

 1,736,728

 964,075

 2.62

 GSR Mortgage Loan Trust 2005-AR1, Floating Rate Note, 1/25/35

 969,381

 2,340,000

 1.27

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 1/25/35

 2,281,186

 2,010,982

 0.52

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34

 1,979,351

 2,100,000

 1.88

 Hyatt Hotel Portfolio Trust 2015-HYT, Floating Rate Note, 11/15/29 (144A)

 2,103,330

 504,651

 0.97

 Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34

 480,057

 2,979,317

 0.91

 Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34

 2,826,299

 1,783,568

 0.97

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34

 1,769,057

 298,400

 0.52

 Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36

 293,380

 1,033,178

 0.37

 Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36

 969,051

 3,910,234

 JP Morgan Chase Commercial Mortgage Securities Corp., 2.84%, 12/17/47

 3,998,785

 2,800,000

 5.01

 JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP3, Floating Rate Note, 8/15/42

 2,829,991

 4,800,000

 5.56

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP6, Floating Rate Note, 4/15/43

 4,937,904

 407,724

 0.33

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47

 407,590

 1,600,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.6159%, 11/15/43 (144A)

 1,682,310

 1,350,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/17/46

 1,495,395

 1,200,000

 3.98

 JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/17/45 (144A)

 1,274,041

 4,600,000

 2.12

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM, Floating Rate Note, 10/15/29 (144A)

 4,599,997

 2,200,000

 2.37

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)

 2,201,010

 1,260,000

 1.52

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5, Floating Rate Note, 7/15/31 (144A)

 1,256,372

 4,600,000

 2.43

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO, Floating Rate Note, 1/15/32 (144A)

 4,601,452

 1,319,662

 2.05

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 1,315,883

 812,990

 2.49

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 811,030

 1,721,704

 2.49

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 1,758,571

 511,054

 2.49

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 518,997

 880,254

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 913,094

 1,690,656

 JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34

 1,778,876

 6,569,028

 3.00

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 6,551,581

 5,878,403

 2.50

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 5,897,690

 3,694,281

 3.54

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 3,659,769

 1,616,248

 3.50

 JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)

 1,656,655

 929,518

 3.50

 JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)

 957,136

 9,029,308

 3.00

 JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)

 9,266,607

 5,597,569

 3.00

 JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/1/29 (144A)

 5,773,366

 1,913,465

 3.21

 JP Morgan Mortgage Trust 2014-IVR3, Floating Rate Note, 9/26/44 (144A)

 1,935,145

 484,338

 2.50

 La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)

 502,500

 4,061,567

 3.26

 La Hipotecaria Panamanian Mortgage Trust 2014-1, Floating Rate Note, 11/24/42 (144A)

 4,185,953

 182,563

 LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31

 185,723

 246,172

 1.12

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)

 244,729

 2,036,647

 0.42

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)

 1,924,489

 454,083

 0.42

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)

 426,833

 126,964

 5.42

 LSTAR Commercial Mortgage Trust, Floating Rate Note, 6/25/43 (144A)

 126,799

 4,771,588

 2.17

 LSTAR Securities Investment Trust 2014-2, Floating Rate Note, 11/1/19 (144A)

 4,707,726

 4,911,242

 2.17

 LSTAR Securities Investment Trust 2015-1, Floating Rate Note, 1/1/20 (144A)

 4,852,347

 2,500,000

 2.17

 LSTAR Securities Investment Trust 2015-3, Floating Rate Note, 3/1/20 (144A)

 2,481,455

 652,367

 3.16

 MASTR Adjustable Rate Mortgages Trust, Floating Rate Note, 1/25/35

 627,327

 2,100,585

 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34

 2,138,062

 544,899

 0.65

 Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000 TBC2, Floating Rate Note, 6/15/30

 517,076

 789,691

 0.61

 Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC3, Floating Rate Note, 12/15/30

 752,756

 246,523

 2.35

 Merrill Lynch Mortgage Investors Trust Series 2005-2, Floating Rate Note, 10/25/35

 248,740

 3,224,201

 0.44

 Merrill Lynch Mortgage Investors Trust Series 2005-A3, Floating Rate Note, 4/25/35

 3,089,849

 1,949,761

 0.73

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-G, Floating Rate Note, 1/25/30

 1,829,488

 3,496,710

 5.29

 Merrill Lynch Mortgage Trust 2005-LC1, Floating Rate Note, 1/12/44

 3,552,713

 2,277,669

 5.47

 ML-CFC Commercial Mortgage Trust 2006-1, Floating Rate Note, 2/12/39

 2,325,056

 2,400,000

 5.07

 Morgan Stanley Capital I Trust 2005-HQ6 REMICS, Floating Rate Note, 8/13/42

 2,408,786

 1,000,000

 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44

 1,069,084

 2,565,479

 0.45

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 2,471,975

 2,570,926

 0.95

 MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34

 2,489,453

 4,341,791

 3.75

 New Residential Mortgage Loan Trust 2014-1, Floating Rate Note, 1/25/54 (144A)

 4,484,944

 3,605,782

 3.75

 New Residential Mortgage Loan Trust 2014-2, Floating Rate Note, 5/26/54 (144A)

 3,712,170

 3,664,113

 3.75

 New Residential Mortgage Loan Trust 2014-3, Floating Rate Note, 11/25/54 (144A)

 3,776,737

 6,362,474

 3.32

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43

 6,286,429

 5,033,346

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 5,051,280

 5,202,953

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 5,304,140

 857,097

 ORES 2014-LV3 LLC, 3.0%, 3/27/24 (144A)

 857,097

 213,327

 PHH Mortgage Capital LLC, 7.0%, 12/25/27 (Step) (144A)

 214,502

 355,950

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 362,332

 981,805

 0.72

 RALI Series 2003-QS13 Trust, Floating Rate Note, 7/25/33

 907,757

 393,378

 RALI Series 2003-QS14 Trust, 5.0%, 7/25/18

 399,890

 1,798,488

 RALI Series 2004-QS13 Trust, 5.0%, 9/25/19

 1,834,501

 994,941

 RALI Series 2004-QS3 Trust, 5.0%, 3/25/19

 1,018,773

 3,175,265

 1.82

 RESI Finance LP 2003-CB1, Floating Rate Note, 7/9/35

 3,041,096

 204,001

 Residential Asset Securitization Trust 2004-A10, 5.5%, 2/25/35

 206,809

 343,656

 Residential Asset Securitization Trust 2004-A8, 5.25%, 11/25/34

 353,405

 1,209,856

 Residential Asset Securitization Trust 2004-A9, 5.75%, 12/25/34

 1,257,034

 854,472

 RFMSI Series 2005-S5 Trust, 5.25%, 7/25/35

 881,710

 2,963,085

 0.84

 Sequoia Mortgage Trust 2003-2, Floating Rate Note, 6/20/33

 2,820,371

 1,668,882

 0.80

 Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33

 1,574,892

 1,149,380

 0.63

 Sequoia Mortgage Trust 2004-12 REMICS, Floating Rate Note, 1/20/35

 1,055,466

 930,266

 0.86

 Sequoia Mortgage Trust 2004-9, Floating Rate Note, 10/20/34

 886,536

 1,354,717

 0.40

 Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35

 1,205,867

 5,800,437

 1.81

 Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42

 5,448,113

 7,103,784

 3.59

 Sequoia Mortgage Trust 2013-10, Floating Rate Note, 8/25/43 (144A)

 7,055,067

 7,599,327

 3.54

 Sequoia Mortgage Trust 2013-3, Floating Rate Note, 3/25/43

 7,622,269

 8,319,746

 2.33

 Sequoia Mortgage Trust 2013-4 REMICS, Floating Rate Note, 4/27/43

 7,947,496

 2,193,640

 3.00

 Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43

 2,171,362

 12,417,370

 2.50

 Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43

 11,967,761

 1,624,475

 3.00

 Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43

 1,607,976

 775,004

 2.25

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 760,382

 810,025

 3.00

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 802,304

 6,436,965

 3.56

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 6,456,417

 1,916,434

 Sequoia Mortgage Trust 2013-9, 3.5%, 7/25/43 (144A)

 1,960,153

 7,566,767

 3.00

 Sequoia Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)

 7,592,219

 56,388

 3.00

 Sequoia Mortgage Trust, Floating Rate Note, 9/25/42

 55,829

 1,300,064

 2.22

 Springleaf Mortgage Loan Trust 2012-2, Floating Rate Note, 10/25/57 (144A)

 1,304,082

 750,000

 3.79

 Springleaf Mortgage Loan Trust 2013-1, Floating Rate Note, 6/25/58 (144A)

 755,291

 684,528

 2.39

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35

 679,150

 584,533

 2.45

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34

 575,658

 4,074,126

 0.86

 Structured Asset Mortgage Investments II Trust 2004-AR8, Floating Rate Note, 5/19/35

 3,958,568

 1,058,889

 0.92

 Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33

 1,017,182

 4,725,472

 Structured Asset Securities Corp Trust 2005-17, 5.5%, 10/25/35

 4,862,974

 733,318

 2.52

 Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33

 727,116

 725,888

 0.47

 Structured Asset Securities Corp. Trust 2005-14, Floating Rate Note, 7/25/35

 639,262

 825,871

 2.12

 Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43

 820,194

 5,820,774

 0.91

 Thornburg Mortgage Securities Trust 2004-3, Floating Rate Note, 9/25/34

 5,578,583

 4,470,000

 TimberStar Trust I REMICS, 5.668%, 10/15/36 (144A)

 4,730,771

 1,435,000

 TimberStar Trust I, 5.7467%, 10/15/36 (144A)

 1,509,403

 5,040,000

 UBS Commercial Mortgage Trust 2012-C1, 3.4%, 5/12/45

 5,338,917

 2,677,846

 2.17

 Velocity Commercial Capital Loan Trust 2014-1, Floating Rate Note, 9/25/44 (144A)

 2,679,185

 2,000,000

 VFC 2015-3 LLC, 2.75%, 12/20/31 (144A)

 1,996,789

 2,132,692

 VOLT XXX LLC, 3.625%, 10/25/57 (Step)

 2,135,357

 67,769

 2.44

 WaMu Mortgage Pass-Through Certificates Series 2003-AR6 Trust, Floating Rate Note, 6/25/33

 67,845

 1,233,457

 0.99

 Wells Fargo Alternative Loan 2005-2 Trust, Floating Rate Note, 10/25/35

 1,227,362

 2,588,879

 Wells Fargo Commercial Mortgage Trust 2010-C1, 3.349%, 11/18/43 (144A)

 2,683,083

 1,927,000

 Wells Fargo Commercial Mortgage Trust 2012-LC5 REMICS, 3.539%, 10/17/45

 2,035,841

 4,500,000

 Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/17/50

 4,764,600

 1,800,000

 1.20

 Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 2/16/27 (144A)

 1,794,523

 218,152

 2.55

 Wells Fargo Mortgage Backed Securities 2003-L Trust, Floating Rate Note, 11/25/33

 213,960

 174,336

 Wells Fargo Mortgage Backed Securities 2006-16 Trust, 5.0%, 11/25/36

 179,219

 2,928,244

 Westgate Resorts 2014-1 LLC, 2.15%, 12/20/26 (144A)

 2,910,943

 350,000

 5.39

 WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 389,051

 1,323,000

 5.47

 WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 1,444,484

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $513,662,692)

 $

 516,545,723

 CORPORATE BONDS - 40.5%

 Energy - 5.1%

 Oil & Gas Drilling - 0.4%

 4,725,000

 Ensco Plc, 4.5%, 10/1/24

 $

 4,579,725

 1,025,000

 Pride International, Inc., 6.875%, 8/15/20

 1,167,295

 6,185,000

 Rowan Companies, Inc., 4.75%, 1/15/24

 5,852,977

 $

 11,599,997

 Oil & Gas Equipment & Services - 0.4%

 2,250,000

 Halliburton Co., 7.6%, 8/15/96 (144A)

 $

 3,341,783

 6,050,000

 Helmerich & Payne International Drilling Co., 4.65%, 3/15/25 (144A)

 6,265,465

 675,000

 Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42

 593,312

 2,815,000

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 3,224,867

 $

 13,425,427

 Integrated Oil & Gas - 0.4%

 4,175,000

 BP Capital Markets Plc, 3.062%, 3/17/22

 $

 4,247,353

 5,350,000

 ConocoPhillips Co., 3.35%, 11/15/24

 5,513,186

 1,000,000

 Rosneft Finance SA, 7.875%, 3/13/18 (144A)

 1,010,080

 $

 10,770,619

 Oil & Gas Exploration & Production - 0.4%

 1,500,000

 Approach Resources, Inc., 7.0%, 6/15/21

 $

 1,342,500

 2,230,000

 Canadian Natural Resources, Ltd., 6.5%, 2/15/37

 2,616,046

 1,800,000

 EP Energy LLC, 9.375%, 5/1/20

 1,885,500

 901,000

 Marathon Oil Corp., 5.9%, 3/15/18

 997,786

 2,360,000

 Newfield Exploration Co., 5.375%, 1/1/26

 2,383,895

 1,400,000

 Newfield Exploration Co., 5.625%, 7/1/24

 1,456,000

 483,747

 Ras Laffan Liquefied Natural Gas Co., Ltd. III, 5.832%, 9/30/16 (144A)

 500,098

 $

 11,181,825

 Oil & Gas Refining & Marketing - 0.6%

 7,040,000

 EnLink Midstream Partners LP, 4.4%, 4/1/24

 $

 7,400,286

 3,800,000

 Motiva Enterprises LLC, 6.85%, 1/15/40 (144A)

 4,668,376

 2,825,000

 Valero Energy Corp., 6.625%, 6/15/37

 3,486,917

 2,890,000

 Valero Energy Corp., 9.375%, 3/15/19

 3,619,945

 $

 19,175,524

 Oil & Gas Storage & Transportation - 2.5%

 5,550,000

 Boardwalk Pipelines LP, 4.95%, 12/15/24

 $

 5,593,806

 5,425,000

 Buckeye Partners LP, 4.15%, 7/1/23

 5,365,347

 2,900,000

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 3,225,914

 3,950,000

 5.85

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 2,844,000

 500,000

 Energy Transfer Partners LP, 4.05%, 3/15/25

 504,230

 1,200,000

 3.27

 Energy Transfer Partners LP, Floating Rate Note, 11/1/66

 1,056,000

 5,310,000

 Enterprise Products Operating LLC, 3.9%, 2/15/24

 5,555,481

 5,100,000

 EQT Midstream Partners LP, 4.0%, 8/1/24

 5,062,841

 4,675,000

 Kinder Morgan Energy Partners LP, 4.25%, 9/1/24

 4,780,346

 3,250,000

 Kinder Morgan Energy Partners LP, 5.95%, 2/15/18

 3,592,998

 5,300,000

 Plains All American Pipeline LP, 4.9%, 2/15/45

 5,572,722

 1,675,000

 Regency Energy Partners LP, 8.375%, 6/1/19 (144A)

 1,754,562

 3,500,000

 Sabine Pass LNG LP, 6.5%, 11/1/20

 3,622,500

 2,475,000

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 2,749,064

 1,500,000

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 1,693,046

 5,825,000

 Sunoco Logistics Partners Operations LP, 4.25%, 4/1/24

 5,981,757

 2,200,000

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 2,534,448

 5,980,000

 The Williams Companies, Inc., 5.75%, 6/24/44

 5,589,022

 2,475,000

 The Williams Companies, Inc., 7.75%, 6/15/31

 2,838,832

 4,425,000

 TransCanada PipeLines, Ltd., 1.875%, 1/12/18

 4,466,909

 $

 74,383,825

 Other Diversified Financial Services - 0.4%

 5,275,000

 CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24

 $

 5,607,721

 4,750,000

 Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)

 5,153,228

 $

 10,760,949

 Total Energy

 $

 151,298,166

 Materials - 2.2%

 Commodity Chemicals - 0.1%

 2,625,000

 Methanex Corp., 4.25%, 12/1/24

 $

 2,659,674

 40,000

 NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)

 41,800

 $

 2,701,474

 Diversified Chemicals - 0.3%

 4,845,000

 CF Industries, Inc., 5.15%, 3/15/34

 $

 5,309,669

 980,000

 Eastman Chemical Co., 4.8%, 9/1/42

 1,022,688

 1,130,000

 WR Grace & Co-Conn, 5.125%, 10/1/21 (144A)

 1,172,375

 $

 7,504,732

 Fertilizers & Agricultural Chemicals - 0.5%

 2,800,000

 Agrium, Inc., 4.125%, 3/15/35

 $

 2,776,049

 7,600,000

 Agrium, Inc., 5.25%, 1/15/45

 8,563,574

 2,675,000

 Monsanto Co., 3.375%, 7/15/24

 2,780,810

 $

 14,120,433

 Specialty Chemicals - 0.1%

 3,025,000

 The Valspar Corp., 3.3%, 2/1/25

 $

 3,039,980

 Construction Materials - 0.1%

 3,328,000

 CEMEX Espana SA, 9.875%, 4/30/19 (144A)

 $

 3,702,400

 475,000

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 548,432

 $

 4,250,832

 Metal & Glass Containers - 0.1%

 2,275,000

 Ball Corp., 4.0%, 11/15/23

 $

 2,218,125

 Diversified Metals & Mining - 0.2%

 1,850,000

 Freeport-McMoRan, Inc., 3.875%, 3/15/23

 $

 1,713,851

 1,650,000

 Freeport-McMoRan, Inc., 4.55%, 11/14/24

 1,585,406

 4,000,000

 Gold Fields Orogen Holdings BVI, Ltd., 4.875%, 10/7/20 (144A)

 3,547,500

 $

 6,846,757

 Steel - 0.3%

 3,550,000

 Commercial Metals Co., 4.875%, 5/15/23

 $

 3,354,750

 1,175,000

 Glencore Funding LLC, 4.125%, 5/30/23 (144A)

 1,196,612

 1,385,000

 Steel Dynamics, Inc., 5.125%, 10/1/21 (144A)

 1,393,656

 3,135,000

 Worthington Industries, Inc., 4.55%, 4/15/26

 3,365,839

 $

 9,310,857

 Paper Products - 0.5%

 1,285,000

 Clearwater Paper Corp., 4.5%, 2/1/23

 $

 1,265,725

 6,975,000

 International Paper Co., 3.65%, 6/15/24

 7,111,550

 2,400,000

 International Paper Co., 6.0%, 11/15/41

 2,848,716

 3,930,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 3,776,730

 $

 15,002,721

 Total Materials

 $

 64,995,911

 Capital Goods - 1.4%

 Aerospace & Defense - 0.2%

 1,960,000

 Bombardier, Inc., 4.75%, 4/15/19

 $

 1,920,800

 2,600,000

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 2,600,000

 $

 4,520,800

 Building Products - 0.5%

 1,050,000

 Masco Corp., 4.45%, 4/1/25

 $

 1,084,125

 825,000

 Masco Corp., 5.95%, 3/15/22

 926,062

 4,260,000

 Masco Corp., 7.125%, 3/15/20

 4,994,850

 5,150,000

 Owens Corning, 4.2%, 12/1/24

 5,311,004

 3,600,000

 5.75

 Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53

 3,876,840

 $

 16,192,881

 Industrial Conglomerates - 0.1%

 2,950,000

 Tyco Electronics Group SA, 6.55%, 10/1/17

 $

 3,307,328

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 3,727,000

 Cummins, Inc., 5.65%, 3/1/98

 $

 4,379,888

 910,000

 Cummins, Inc., 6.75%, 2/15/27

 1,176,535

 $

 5,556,423

 Industrial Machinery - 0.0%†

 604,000

 Valmont Industries, Inc., 6.625%, 4/20/20

 $

 710,511

 Trading Companies & Distributors - 0.4%

 2,800,000

 Aircastle, Ltd., 6.75%, 4/15/17

 $

 3,017,000

 2,260,000

 GATX Corp., 5.2%, 3/15/44

 2,534,585

 5,660,000

 GATX Corp., 6.0%, 2/15/18

 6,233,669

 $

 11,785,254

 Total Capital Goods

 $

 42,073,197

 Commercial Services & Supplies - 0.1%

 Environmental & Facilities Services - 0.1%

 1,700,000

 Waste Management, Inc., 3.125%, 3/1/25

 $

 1,716,381

 Total Commercial Services & Supplies

 $

 1,716,381

 Transportation - 1.6%

 Airlines - 0.4%

 4,761,528

 Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)

 $

 5,011,509

 4,025,000

 Air Canada 2015-1 Class A Pass Through Trust, 3.6%, 9/15/28 (144A)

 4,039,128

 2,350,000

 Southwest Airlines Co., 2.75%, 11/6/19

 2,403,453

 1,456,320

 US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27

 1,510,932

 $

 12,965,022

 Railroads - 0.7%

 13,825,000

 Burlington Northern Santa Fe LLC, 4.15%, 4/1/45

 $

 14,381,332

 6,650,000

 TTX Co., 3.6%, 1/15/25 (144A)

 6,903,205

 $

 21,284,537

 Trucking - 0.3%

 529,000

 Asciano Finance, Ltd., 4.625%, 9/23/20 (144A)

 $

 568,835

 8,850,000

 Penske Truck Leasing Co Lp, 3.375%, 2/1/22 (144A)

 8,834,052

 $

 9,402,887

 Highways & Railtracks - 0.2%

 4,600,000

 ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)

 $

 4,653,664

 Total Transportation

 $

 48,306,110

 Automobiles & Components - 0.6%

 Auto Parts & Equipment - 0.2%

 5,400,000

 Delphi Corp., 4.15%, 3/15/24

 $

 5,740,594

 Automobile Manufacturers - 0.4%

 6,425,000

 Ford Motor Credit Co LLC, 3.219%, 1/9/22

 $

 6,560,330

 655,000

 Hyundai Motor Manufacturing Czech s.r.o., 4.5%, 4/15/15 (144A)

 655,544

 5,000,000

 Toyota Motor Credit Corp., 2.125%, 7/18/19

 5,079,745

 $

 12,295,619

 Total Automobiles & Components

 $

 18,036,213

 Consumer Durables & Apparel - 0.0%†

 Home Furnishings - 0.0%†

 800,000

 Mohawk Industries, Inc., 3.85%, 2/1/23

 $

 812,124

 Total Consumer Durables & Apparel

 $

 812,124

 Consumer Services - 0.5%

 Casinos & Gaming - 0.2%

 1,010,000

 GLP Capital LP, 4.375%, 11/1/18

 $

 1,037,775

 3,550,000

 MGM Resorts International, 6.0%, 3/15/23

 3,647,625

 $

 4,685,400

 Education Services - 0.3%

 1,000,000

 Bowdoin College, 4.693%, 7/1/12

 $

 1,042,638

 2,600,000

 President and Fellows of Harvard College, 2.3%, 10/1/23

 2,559,768

 3,550,000

 Tufts University, 5.017%, 4/15/12

 4,024,035

 $

 7,626,441

 Specialized Consumer Services - 0.0%†

 1,300,000

 Sotheby's, 5.25%, 10/1/22 (144A)

 $

 1,277,250

 Total Consumer Services

 $

 13,589,091

 Media - 1.1%

 Broadcasting - 0.6%

 6,125,000

 CBS Corp., 3.7%, 8/15/24

 $

 6,307,023

 2,250,000

 CBS Corp., 4.6%, 1/15/45

 2,290,561

 6,200,000

 DIRECTV Holdings LLC, 3.8%, 3/15/22

 6,426,219

 1,850,000

 Discovery Communications LLC, 3.45%, 3/15/25

 1,848,513

 $

 16,872,316

 Cable & Satellite - 0.2%

 800,000

 CCOH Safari LLC, 5.75%, 12/1/24

 $

 824,000

 4,900,000

 DIRECTV Holdings LLC, 3.95%, 1/15/25

 5,048,357

 1,900,000

 Intelsat Jackson Holdings SA, 7.25%, 4/1/19

 1,969,350

 $

 7,841,707

 Movies & Entertainment - 0.3%

 8,300,000

 Time Warner, Inc., 4.7%, 1/15/21

 $

 9,240,498

 Total Media

 $

 33,954,521

 Retailing - 0.8%

 Catalog Retail - 0.2%

 7,300,000

 QVC, Inc., 4.45%, 2/15/25

 $

 7,348,654

 Internet Retail - 0.5%

 5,900,000

 Expedia, Inc., 4.5%, 8/15/24

 $

 5,962,982

 800,000

 Expedia, Inc., 5.95%, 8/15/20

 903,102

 7,375,000

 The Priceline Group, Inc., 3.65%, 3/15/25

 7,505,316

 $

 14,371,400

 Homefurnishing Retail - 0.1%

 2,000,000

 Bed Bath & Beyond, Inc., 3.749%, 8/1/24

 $

 2,078,760

 Total Retailing

 $

 23,798,814

 Food & Staples Retailing - 0.4%

 Drug Retail - 0.1%

 650,000

 CVS Health Corp., 2.25%, 8/12/19

 $

 660,034

 658,623

 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)

 725,355

 1,389,634

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 1,634,319

 $

 3,019,708

 Food Retail - 0.3%

 7,472,000

 The Kroger Co., 2.95%, 11/1/21

 $

 7,617,413

 Total Food & Staples Retailing

 $

 10,637,121

 Food, Beverage & Tobacco - 0.5%

 Distillers & Vintners - 0.0%†

 630,000

 Constellation Brands, Inc., 3.75%, 5/1/21

 $

 644,175

 Agricultural Products - 0.2%

 5,175,000

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 5,821,347

 Packaged Foods & Meats - 0.3%

 4,200,000

 Grupo Bimbo SAB de CV, 3.875%, 6/27/24 (144A)

 $

 4,309,872

 3,240,000

 Kraft Foods Group, Inc., 3.5%, 6/6/22

 3,352,311

 $

 7,662,183

 Tobacco - 0.0%†

 1,050,000

 Lorillard Tobacco Co., 3.75%, 5/20/23

 $

 1,069,071

 Total Food, Beverage & Tobacco

 $

 15,196,776

 Health Care Equipment & Services - 0.8%

 Health Care Equipment - 0.6%

 10,525,000

 Becton Dickinson and Co., 3.734%, 12/15/24

 $

 11,015,476

 7,300,000

 Medtronic, Inc., 4.625%, 3/15/45 (144A)

 8,274,346

 $

 19,289,822

 Health Care Services - 0.1%

 2,600,000

 Catholic Health Initiatives, 4.35%, 11/1/42

 $

 2,604,683

 Health Care Facilities - 0.1%

 2,400,000

 NYU Hospitals Center, 4.428%, 7/1/42

 $

 2,434,051

 Total Health Care Equipment & Services

 $

 24,328,556

 Pharmaceuticals, Biotechnology & Life Sciences - 0.6%

 Biotechnology - 0.3%

 7,550,000

 Gilead Sciences, Inc., 4.5%, 2/1/45

 $

 8,300,546

 Pharmaceuticals - 0.3%

 520,000

 Endo Finance LLC, 6.0%, 2/1/25 (144A)

 $

 535,600

 3,150,000

 Johnson & Johnson, 4.375%, 12/5/33

 3,610,536

 4,275,000

 Perrigo Finance plc, 3.5%, 12/15/21

 4,423,757

 $

 8,569,893

 Life Sciences Tools & Services - 0.0%†

 894,000

 Agilent Technologies, Inc., 6.5%, 11/1/17

 $

 989,237

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 17,859,676

 Banks - 5.4%

 Diversified Banks - 4.3%

 5,215,000

 Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)

 $

 5,449,769

 1,150,000

 Bank of America Corp., 4.2%, 8/26/24

 1,189,751

 1,100,000

 Bank of America Corp., 7.75%, 8/15/15

 1,127,024

 3,950,000

 6.10

 Bank of America Corp., Floating Rate Note (Perpetual)

 3,989,500

 5,025,000

 6.50

 Bank of America Corp., Floating Rate Note, 10/23/49

 5,313,938

 2,200,000

 6.25

 Bank of America Corp., Floating Rate Note, 9/29/49

 2,241,250

 3,515,000

 Barclays Bank Plc, 6.05%, 12/4/17 (144A)

 3,869,059

 5,250,000

 Barclays Plc, 3.65%, 3/16/25

 5,278,880

 2,400,000

 BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)

 2,487,000

 3,815,000

 BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)

 4,222,747

 2,925,000

 5.88

 Citigroup, Inc., Floating Rate Note (Perpetual)

 2,961,562

 2,295,000

 5.95

 Citigroup, Inc., Floating Rate Note (Perpetual)

 2,323,688

 2,850,000

 5.90

 Citigroup, Inc., Floating Rate Note (Perpetual)

 2,871,375

 3,435,000

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22

 3,696,702

 6,425,000

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.95%, 11/9/22

 6,651,173

 5,075,000

 6.62

 Credit Agricole SA, Floating Rate Note, 12/31/64 (144A)

 5,087,688

 7,475,000

 Export-Import Bank of Korea, 2.25%, 1/21/20

 7,546,969

 5,425,000

 First Tennessee Bank NA, 2.95%, 12/1/19

 5,502,323

 1,305,000

 HSBC Bank Plc, 7.65%, 5/1/25

 1,692,886

 3,940,000

 HSBC Holdings Plc, 4.25%, 3/14/24

 4,134,427

 3,476,000

 Intesa Sanpaolo S.p.A., 3.625%, 8/12/15 (144A)

 3,508,674

 1,400,000

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 1,662,868

 840,000

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 990,233

 3,225,000

 Merrill Lynch & Co., Inc., 7.75%, 5/14/38

 4,644,226

 4,500,000

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 4,759,416

 5,600,000

 6.12

 Nordea Bank AB, Floating Rate Note (Perpetual) (144A)

 5,778,528

 842,105

 3.02

 SBP DPR Finance Co., Floating Rate Note, 3/15/17 (144A)

 841,032

 2,600,000

 4.50

 Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)

 2,593,500

 2,200,000

 Standard Chartered Bank, 6.4%, 9/26/17 (144A)

 2,423,355

 4,800,000

 Standard Chartered Plc, 3.95%, 1/11/23 (144A)

 4,819,258

 1,800,000

 Sumitomo Mitsui Banking Corp., 1.75%, 1/16/18

 1,802,961

 11,675,000

 The Bank of Tokyo-Mitsubishi UFJ, Ltd., 2.3%, 3/5/20 (144A)

 11,685,169

 3,400,000

 5.88

 Wells Fargo & Company, Floating Rate Note (Perpetual)

 3,595,500

 $

 126,742,431

 Regional Banks - 1.0%

 1,190,000

 CoBank ACB, 7.875%, 4/16/18 (144A)

 $

 1,390,747

 7,000,000

 Credit Suisse New York NY, 1.75%, 1/29/18

 7,014,924

 3,350,000

 HSBC Bank USA NA New York NY, 6.0%, 8/9/17

 3,676,491

 2,505,000

 Mellon Funding Corp., 5.5%, 11/15/18

 2,827,000

 1,435,000

 PNC Bank NA, 6.0%, 12/7/17

 1,598,548

 1,025,000

 SunTrust Banks, Inc., 3.5%, 1/20/17

 1,067,052

 6,273,000

 4.48

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 6,285,546

 1,070,000

 6.75

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 1,190,375

 3,540,000

 Wells Fargo Bank NA, 6.0%, 11/15/17

 3,955,203

 $

 29,005,886

 Thrifts & Mortgage Finance - 0.1%

 2,300,000

 Astoria Financial Corp., 5.0%, 6/19/17

 $

 2,433,786

 Total Banks

 $

 158,182,103

 Diversified Financials - 5.0%

 Other Diversified Financial Services - 1.1%

 3,000,000

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 3,530,376

 5,930,000

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 6,720,309

 4,860,000

 General Electric Capital Corp., 5.3%, 2/11/21

 5,613,922

 4,400,000

 7.12

 General Electric Capital Corp., Floating Rate Note (Perpetual)

 5,164,500

 1,400,000

 Grain Spectrum Funding II LLC, 3.29%, 10/10/19 (144A)

 1,401,750

 1,525,000

 5.15

 JPMorgan Chase & Co., Floating Rate Note (Perpetual)

 1,488,781

 1,890,000

 6.12

 JPMorgan Chase & Co., Floating Rate Note, 12/29/49

 1,927,611

 4,815,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note, 8/29/49

 5,224,275

 1,250,000

 0.00

 Tiers Trust, Floating Rate Note, 10/15/97 (144A) (e)

 1,156,938

 $

 32,228,462

 Multi-Sector Holdings - 0.0%†

 1,200,000

 Fidelity National Financial, Inc., 5.5%, 9/1/22

 $

 1,309,547

 Specialized Finance - 0.7%

 3,725,000

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 4,239,203

 3,200,000

 BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros, 5.5%, 7/16/20 (144A)

 3,408,000

 2,980,000

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 3,240,988

 1,475,000

 LeasePlan Corp. NV, 2.5%, 5/16/18 (144A)

 1,491,604

 2,000,000

 National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/18

 2,221,522

 5,480,000

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 5,260,800

 $

 19,862,117

 Consumer Finance - 1.1%

 800,000

 Ally Financial, Inc., 4.625%, 3/30/25

 $

 788,000

 5,050,000

 Ally Financial, Inc., 5.125%, 9/30/24

 5,207,812

 5,985,000

 American Honda Finance Corp., 1.2%, 7/14/17

 6,000,507

 1,465,000

 Capital One Bank USA NA, 8.8%, 7/15/19

 1,835,380

 6,650,000

 Capital One Financial Corp., 3.75%, 4/24/24

 6,902,015

 6,525,000

 General Motors Financial Co, Inc., 4.0%, 1/15/25

 6,654,952

 2,245,000

 Hyundai Capital America, 1.45%, 2/6/17 (144A)

 2,247,483

 3,125,000

 Hyundai Capital America, 2.0%, 3/19/18 (144A)

 3,175,059

 $

 32,811,208

 Asset Management & Custody Banks - 0.9%

 2,525,000

 Affiliated Managers Group, Inc., 4.25%, 2/15/24

 $

 2,696,013

 1,725,000

 Blackstone Holdings Finance Co LLC, 5.0%, 6/15/44 (144A)

 1,870,673

 4,950,000

 Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (144A)

 5,472,230

 1,975,000

 Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)

 2,523,590

 733,000

 Eaton Vance Corp., 6.5%, 10/2/17

 817,940

 5,025,000

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 5,366,800

 2,400,000

 Legg Mason, Inc., 3.95%, 7/15/24

 2,504,306

 4,290,000

 Legg Mason, Inc., 5.625%, 1/15/44

 5,080,999

 1,250,000

 4.50

 The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)

 1,184,375

 $

 27,516,926

 Investment Banking & Brokerage - 1.2%

 1,650,000

 KKR Group Finance Co III LLC, 5.125%, 6/1/44 (144A)

 $

 1,707,161

 2,730,000

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 3,120,625

 5,100,000

 Morgan Stanley, 4.1%, 5/22/23

 5,307,626

 300,000

 Morgan Stanley, 4.875%, 11/1/22

 327,649

 2,900,000

 5.55

 Morgan Stanley, Floating Rate Note (Perpetual)

 2,929,000

 643,000

 North American Development Bank, 2.3%, 10/10/18

 656,427

 6,025,000

 TD Ameritrade Holding Corp., 3.625%, 4/1/25

 6,307,699

 6,875,000

 The Goldman Sachs Group, Inc., 6.75%, 10/1/37

 9,027,239

 4,400,000

 UBS AG, 7.625%, 8/17/22

 5,336,659

 $

 34,720,085

 Total Diversified Financials

 $

 148,448,345

 Insurance - 6.1%

 Insurance Brokers - 0.2%

 5,000,000

 Brown & Brown, Inc., 4.2%, 9/15/24

 $

 5,103,685

 Life & Health Insurance - 0.9%

 7,000,000

 Aflac, Inc., 3.625%, 11/15/24

 $

 7,336,301

 1,690,000

 Lincoln National Corp., 8.75%, 7/1/19

 2,126,505

 4,250,000

 Protective Life Corp., 7.375%, 10/15/19

 5,118,368

 1,090,000

 Prudential Financial, Inc., 4.5%, 11/16/21

 1,211,641

 1,500,000

 5.62

 Prudential Financial, Inc., Floating Rate Note, 6/15/43

 1,590,000

 2,140,000

 8.88

 Prudential Financial, Inc., Floating Rate Note, 6/15/68

 2,522,525

 1,800,000

 5.88

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 1,955,250

 3,205,000

 Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)

 4,466,241

 $

 26,326,831

 Multi-line Insurance - 0.8%

 5,985,000

 AIG, 3.875%, 1/15/35

 $

 6,014,943

 3,900,000

 Assurant, Inc., 4.0%, 3/15/23

 4,067,337

 2,335,000

 AXA SA, 8.6%, 12/15/30

 3,257,325

 5,325,000

 Liberty Mutual Insurance Co., 7.697% (Perpetual) (144A)

 6,943,587

 2,650,000

 Loews Corp., 5.25%, 3/15/16

 2,762,731

 $

 23,045,923

 Property & Casualty Insurance - 0.5%

 1,850,000

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 2,230,786

 1,000,000

 OneBeacon US Holdings, Inc., 4.6%, 11/9/22

 1,046,974

 1,100,000

 QBE Insurance Group, Ltd., 2.4%, 5/1/18 (144A)

 1,110,773

 5,455,000

 6.50

 The Allstate Corp., Floating Rate Note, 5/15/57

 6,314,162

 1,952,000

 The Hanover Insurance Group, Inc., 7.625%, 10/15/25

 2,479,507

 2,000,000

 The Travelers Companies, Inc., 6.25%, 6/15/37

 2,752,922

 $

 15,935,124

 Reinsurance - 3.7%

 937,930

 Altair Re, Variable Rate Notes, 6/30/16 (Cat Bond)

 $

 673,715

 840,000

 Altair Re, Variable Rate Notes, 6/30/17 (Cat Bond)

 852,432

 1,800,000

 6.38

 Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd., Floating Rate Note, 9/1/24

 1,926,887

 700,000

 Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/1/15

 781,130

 500,000

 3.45

 Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 511,750

 250,000

 8.13

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 253,800

 800,000

 Bersick Segregated Account (KANE SAC Ltd.), Variable Rate Note, 1/22/16

 814,240

 2,300,000

 4.28

 Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)

 2,300,690

 850,000

 10.75

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 850,085

 250,000

 6.00

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 249,875

 1,250,000

 5.27

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 1,261,125

 1,350,000

 6.87

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 1,393,200

 2,400,000

 Carnoustie Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/19/16

 2,513,520

 250,000

 4.28

 Citrus Re, Ltd., Floating Rate Note, 4/18/17 (Cat Bond) (144A)

 245,875

 550,000

 3.78

 Citrus Re, Ltd., Floating Rate Note, 4/24/17 (Cat Bond) (144A)

 539,275

 250,000

 9.01

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 260,650

 700,000

 0.00

 East Lane Re VI, Ltd., Floating Rate Note, 3/13/20 (Cat Bond) (144A) (e)

 698,460

 2,500,000

 Eden Re II, Ltd., 4/19/18 (Cat Bond) (144A) (d)

 2,527,500

 2,650,000

 5.01

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/7/17 (Cat Bond) (144A)

 2,659,275

 3,654,000

 Exeter Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16

 3,668,251

 1,000,000

 Fairfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 2/2/16

 935,000

 1,200,000

 7.40

 Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)

 1,229,640

 1,600,000

 Gloucester Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/12/15

 1,566,400

 2,800,000

 2.22

 Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)

 2,788,520

 3,700,000

 Gullane Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/17

 3,836,160

 1,009,200

 Hereford Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/7/16

 1,013,540

 1,150,000

 4.01

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 1,155,865

 1,700,000

 3.78

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)

 1,687,760

 350,000

 4.15

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 351,470

 3,700,000

 4.77

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 3,745,140

 250,000

 9.78

 Loma Reinsurance, Ltd. Bermuda, Floating Rate Note, 1/8/18 (Cat Bond) (144A)

 260,700

 2,450,000

 3.98

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 2,462,740

 3,750,000

 6.02

 Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)

 3,778,875

 1,000,000

 2.02

 Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 996,200

 750,000

 0.00

 Merna Reinsurance, Ltd., Floating Rate Note, 4/9/18 (Cat Bond) (144A) (e)

 749,400

 2,650,000

 Montpelier Re Holdings, Ltd., 4.7%, 10/15/22

 2,794,287

 1,956,533

 Muirfield Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/12/16

 1,962,207

 5,500,000

 8.04

 Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 5,516,500

 2,250,000

 8.51

 Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 2,257,650

 1,000,000

 8.60

 Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 1,049,100

 2,100,000

 8.01

 Mythen Re, Ltd., Series 2013-1 Class B, Floating Rate Note, 7/9/15 (Cat Bond) (144A)

 2,129,190

 1,100,000

 7.27

 Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)

 1,130,140

 3,600,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19

 3,752,640

 1,500,000

 14.01

 Pelican Re, Ltd., Floating Rate Note, 4/13/15 (Cat Bond) (144A)

 1,503,000

 2,998,000

 Platinum Underwriters Finance, Inc., 7.5%, 6/1/17

 3,338,303

 1,000,000

 Prestwick Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 7/1/16

 1,011,000

 500,000

 7.50

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 498,750

 250,000

 8.50

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 249,400

 250,000

 10.36

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 249,425

 1,650,000

 8.61

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 1,693,725

 725,000

 8.76

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 733,120

 1,125,000

 9.01

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 1,137,825

 1,000,000

 8.91

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 1,011,800

 1,650,000

 5.76

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 1,693,890

 2,800,000

 4.51

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 2,858,800

 275,000

 10.01

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 292,792

 800,000

 8.01

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 843,760

 250,000

 9.27

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 262,950

 800,000

 3.02

 Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)

 786,400

 1,250,000

 4.03

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 1,238,875

 1,200,000

 3.54

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 1,190,880

 250,000

 Silverton Re, Ltd., 9/16/16 (Cat Bond) (144A) (d)

 15,950

 1,000,000

 Silverton RE, Ltd., 9/18/17 (Cat Bond) (144A) (d)

 1,051,600

 2,950,000

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 3,187,817

 1,300,000

 St. Andrews Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/22/16

 1,316,900

 250,000

 11.26

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 257,175

 300,000

 8.51

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 308,280

 2,018,867

 Troon Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/12/16

 2,023,106

 1,012,000

 Turnberry Segregated Account (KANE SAC Ltd.), Variable Rate Notes, 1/15/16

 1,016,655

 2,500,000

 Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017

 2,565,000

 1,500,000

 2.76

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 1,524,900

 500,000

 2.77

 Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 509,950

 500,000

 1.77

 Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)

 501,400

 1,400,000

 5.88

 Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)

 1,512,421

 $

 108,516,708

 Total Insurance

 $

 178,928,271

 Real Estate - 1.5%

 Diversified REITs - 0.8%

 4,225,000

 Brixmor Operating Partnership LP, 3.85%, 2/1/25

 $

 4,228,464

 1,475,000

 DCT Industrial Operating Partnership LP, 4.5%, 10/15/23

 1,569,399

 725,000

 Digital Realty Trust LP, 5.875%, 2/1/20

 822,218

 5,300,000

 Duke Realty LP, 3.75%, 12/1/24

 5,439,894

 9,125,000

 Essex Portfolio LP, 3.5%, 4/1/25

 9,268,901

 1,715,000

 WP Carey, Inc., 4.6%, 4/1/24

 1,773,771

 $

 23,102,647

 Office REITs - 0.4%

 75,000

 Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20

 $

 75,242

 1,093,000

 Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23

 1,128,501

 2,670,000

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 2,821,421

 900,000

 BioMed Realty LP, 4.25%, 7/15/22

 940,043

 1,085,000

 Corporate Office Properties LP, 3.6%, 5/15/23

 1,053,025

 1,250,000

 DuPont Fabros Technology LP, 5.875%, 9/15/21

 1,290,625

 2,100,000

 Highwoods Realty LP, 3.625%, 1/15/23

 2,145,244

 2,550,000

 Piedmont Operating Partnership LP, 3.4%, 6/1/23

 2,496,636

 $

 11,950,737

 Health Care REITs - 0.3%

 3,945,000

 Omega Healthcare Investors, Inc., 4.95%, 4/1/24

 $

 4,156,452

 2,865,000

 Senior Housing Properties Trust, 6.75%, 4/15/20

 3,266,490

 $

 7,422,942

 Specialized REIT - 0.0%†

 730,000

 CubeSmart LP, 4.8%, 7/15/22

 $

 806,379

 Total Real Estate

 $

 43,282,705

 Software & Services - 0.6%

 Internet Software & Services - 0.1%

 1,875,000

 Equinix, Inc., 5.75%, 1/1/25

 $

 1,954,688

 Data Processing & Outsourced Services - 0.1%

 3,000,000

 Cardtronics, Inc., 5.125%, 8/1/22 (144A)

 $

 2,962,500

 Application Software - 0.4%

 8,100,000

 Adobe Systems, Inc., 3.25%, 2/1/25

 $

 8,186,978

 2,875,000

 Igloo Holdings Corp., 8.25%, 12/15/17 (8.25% Cash, 9.00% PIK) (144A) (PIK)

 2,903,750

 $

 11,090,728

 Home Entertainment Software - 0.0%†

 650,000

 Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)

 $

 708,500

 Total Software & Services

 $

 16,716,416

 Technology Hardware & Equipment - 0.9%

 Communications Equipment - 0.2%

 2,860,000

 Brocade Communications Systems, Inc., 4.625%, 1/15/23

 $

 2,852,850

 3,485,000

 Cisco Systems, Inc., 3.625%, 3/4/24

 3,764,786

 $

 6,617,636

 Technology Hardware, Storage & Peripherals - 0.5%

 4,600,000

 NCR Corp., 4.625%, 2/15/21

 $

 4,605,750

 1,425,000

 NCR Corp., 6.375%, 12/15/23

 1,517,625

 3,450,000

 Seagate HDD Cayman, 4.75%, 6/1/23

 3,626,071

 4,350,000

 Seagate HDD Cayman, 5.75%, 12/1/34 (144A)

 4,649,506

 $

 14,398,952

 Electronic Equipment Manufacturers - 0.1%

 2,500,000

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 2,631,250

 Electronic Components - 0.1%

 3,675,000

 Amphenol Corp., 3.125%, 9/15/21

 $

 3,766,607

 Total Technology Hardware & Equipment

 $

 27,414,445

 Semiconductors & Semiconductor Equipment - 0.5%

 Semiconductor Equipment - 0.1%

 2,500,000

 Entegris, Inc., 6.0%, 4/1/22 (144A)

 $

 2,606,250

 Semiconductors - 0.4%

 11,075,000

 Intel Corp., 4.8%, 10/1/41

 $

 12,478,225

 Total Semiconductors & Semiconductor Equipment

 $

 15,084,475

 Telecommunication Services - 1.4%

 Integrated Telecommunication Services - 0.8%

 4,300,000

 Frontier Communications Corp., 7.125%, 1/15/23

 $

 4,396,750

 3,355,000

 GTP Acquisition Partners I LLC, 4.347%, 6/15/41 (144A)

 3,416,185

 778,916

 GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)

 792,037

 2,750,000

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 3,036,407

 1,500,000

 Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)

 1,535,727

 1,938,000

 Verizon Communications, Inc., 5.012%, 8/21/54

 2,010,849

 5,100,000

 Verizon Communications, Inc., 5.15%, 9/15/23

 5,847,068

 1,934,000

 Verizon Communications, Inc., 6.55%, 9/15/43

 2,518,376

 $

 23,553,399

 Wireless Telecommunication Services - 0.6%

 1,675,000

 Altice Financing SA, 7.875%, 12/15/19 (144A)

 $

 1,775,500

 3,015,000

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 3,310,515

 1,625,000

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 1,853,768

 6,975,000

 SBA Tower Trust, 3.869%, 10/15/49 (144A)

 7,259,810

 1,500,000

 Sprint Corp., 7.125%, 6/15/24

 1,462,500

 1,500,000

 Sprint Corp., 7.25%, 9/15/21

 1,507,500

 $

 17,169,593

 Total Telecommunication Services

 $

 40,722,992

 Utilities - 3.4%

 Electric Utilities - 2.1%

 980,000

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 1,093,376

 551,467

 Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)

 579,040

 8,700,000

 Duke Energy Progress, Inc., 4.15%, 12/1/44

 9,503,071

 4,250,000

 Electricite de France SA, 6.0%, 1/22/14 (144A)

 5,155,934

 2,150,000

 5.25

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 2,243,525

 2,825,000

 Empresa Electrica Angamos SA, 4.875%, 5/25/29 (144A)

 2,793,925

 3,365,000

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 3,763,840

 2,320,000

 8.13

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 2,792,060

 653,846

 FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)

 673,461

 95,911

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 96,151

 4,475,000

 Iberdrola International BV, 6.75%, 7/15/36

 5,881,953

 1,925,000

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 2,160,812

 610,000

 Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)

 767,075

 910,000

 Nevada Power Co., 6.5%, 8/1/18

 1,052,889

 577,194

 Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)

 600,281

 2,690,000

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 3,158,009

 6,200,000

 Southern California Edison Co., 1.845%, 2/1/22

 6,234,348

 2,200,000

 6.25

 Southern California Edison Co., Floating Rate Note (Perpetual)

 2,464,000

 10,800,000

 Southwestern Electric Power Co., 3.9%, 4/1/45

 10,680,455

 $

 61,694,205

 Gas Utilities - 0.1%

 2,125,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 $

 1,825,740

 2,209,312

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 2,569,772

 $

 4,395,512

 Multi-Utilities - 0.8%

 5,475,000

 Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54

 $

 6,148,332

 8,700,000

 Dominion Resources, Inc. Virginia, 3.625%, 12/1/24

 9,078,824

 5,055,000

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 5,628,207

 261,605

 Ormat Funding Corp., 8.25%, 12/30/20

 257,681

 3,150,000

 San Diego Gas & Electric Co., 1.914%, 2/1/22

 3,169,889

 $

 24,282,933

 Independent Power Producers & Energy Traders - 0.4%

 566,292

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 673,253

 4,300,000

 Colbun SA, 4.5%, 7/10/24 (144A)

 4,423,096

 1,694,861

 Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)

 1,840,619

 2,000,000

 NRG Energy, Inc., 8.25%, 9/1/20

 2,117,500

 2,203,620

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 2,615,133

 $

 11,669,601

 Total Utilities

 $

 102,042,251

 TOTAL CORPORATE BONDS

 (Cost $1,146,362,560)

 $

 1,197,424,660

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 27.0%

 1,974,843

 Fannie Mae, 3.0%, 12/1/42

 $

 2,024,748

 3,900,000

 Fannie Mae, 3.0%, 4/20/15

 4,088,297

 917,739

 Fannie Mae, 3.0%, 7/1/43

 939,998

 21,803,138

 Fannie Mae, 3.0%, 8/1/42

 22,347,899

 6,050,857

 Fannie Mae, 3.0%, 9/1/28

 6,382,884

 6,883,555

 Fannie Mae, 3.0%, 9/1/42

 7,054,916

 6,253,408

 Fannie Mae, 3.0%, 9/1/43

 6,402,471

 324,568

 Fannie Mae, 3.5%, 11/1/42

 343,389

 2,039,069

 Fannie Mae, 3.5%, 12/1/26

 2,166,251

 839,582

 Fannie Mae, 3.5%, 12/1/42

 888,347

 760,946

 Fannie Mae, 3.5%, 12/1/42

 805,143

 16,504,909

 Fannie Mae, 3.5%, 2/1/44

 17,352,584

 3,800,000

 Fannie Mae, 3.5%, 4/20/15

 4,031,562

 13,008,000

 Fannie Mae, 3.5%, 5/13/15

 13,629,437

 4,394,412

 Fannie Mae, 3.5%, 6/1/28

 4,664,281

 3,359,908

 Fannie Mae, 3.5%, 7/1/43

 3,532,983

 5,050,930

 Fannie Mae, 3.5%, 9/1/44

 5,310,341

 744,760

 Fannie Mae, 4.0%, 1/1/42

 796,246

 747,065

 Fannie Mae, 4.0%, 1/1/42

 800,536

 239,355

 Fannie Mae, 4.0%, 1/1/44

 255,900

 10,192,234

 Fannie Mae, 4.0%, 11/1/44

 10,899,416

 3,959,774

 Fannie Mae, 4.0%, 11/1/44

 4,246,540

 215,054

 Fannie Mae, 4.0%, 11/1/44

 230,036

 1,189,821

 Fannie Mae, 4.0%, 12/1/40

 1,298,132

 2,518,880

 Fannie Mae, 4.0%, 12/1/41

 2,699,406

 42,839

 Fannie Mae, 4.0%, 12/1/42

 46,035

 6,911,045

 Fannie Mae, 4.0%, 12/1/43

 7,474,567

 11,705,207

 Fannie Mae, 4.0%, 2/1/42

 12,540,864

 1,413,811

 Fannie Mae, 4.0%, 2/1/43

 1,514,936

 11,985,911

 Fannie Mae, 4.0%, 2/1/44

 12,814,381

 1,873,136

 Fannie Mae, 4.0%, 4/1/39

 2,002,607

 1,218,298

 Fannie Mae, 4.0%, 4/1/41

 1,317,890

 669,606

 Fannie Mae, 4.0%, 4/1/42

 717,436

 938,196

 Fannie Mae, 4.0%, 4/1/42

 1,005,228

 1,267,252

 Fannie Mae, 4.0%, 5/1/41

 1,358,307

 3,205,471

 Fannie Mae, 4.0%, 5/1/44

 3,427,034

 11,928,000

 Fannie Mae, 4.0%, 5/13/15

 12,733,139

 1,151,552

 Fannie Mae, 4.0%, 6/1/42

 1,233,868

 31,831

 Fannie Mae, 4.0%, 7/1/18

 33,633

 5,899,959

 Fannie Mae, 4.0%, 7/1/42

 6,383,645

 392,522

 Fannie Mae, 4.0%, 7/1/42

 420,914

 10,155,098

 Fannie Mae, 4.0%, 7/1/44

 10,857,022

 724,918

 Fannie Mae, 4.0%, 7/1/44

 775,328

 14,442,747

 Fannie Mae, 4.0%, 8/1/42

 15,557,268

 18,853,519

 Fannie Mae, 4.0%, 8/1/44

 20,174,400

 12,201,736

 Fannie Mae, 4.0%, 9/1/44

 13,164,340

 10,525,046

 Fannie Mae, 4.5%, 1/1/42

 11,528,322

 8,227,494

 Fannie Mae, 4.5%, 1/1/42

 9,002,388

 12,954,500

 Fannie Mae, 4.5%, 1/1/44

 14,130,865

 331,040

 Fannie Mae, 4.5%, 10/1/35

 362,590

 291,670

 Fannie Mae, 4.5%, 10/1/35

 317,902

 451,233

 Fannie Mae, 4.5%, 11/1/20

 476,274

 2,978,903

 Fannie Mae, 4.5%, 11/1/40

 3,262,399

 723,674

 Fannie Mae, 4.5%, 11/1/43

 802,951

 384,476

 Fannie Mae, 4.5%, 11/1/43

 426,677

 1,253,235

 Fannie Mae, 4.5%, 12/1/41

 1,370,125

 16,470,187

 Fannie Mae, 4.5%, 12/1/43

 18,033,565

 14,704,535

 Fannie Mae, 4.5%, 12/1/43

 16,032,336

 1,159,504

 Fannie Mae, 4.5%, 2/1/41

 1,269,894

 3,059,453

 Fannie Mae, 4.5%, 4/1/41

 3,352,444

 4,256,024

 Fannie Mae, 4.5%, 5/1/41

 4,665,237

 165,411

 Fannie Mae, 4.5%, 5/1/41

 181,277

 2,528,393

 Fannie Mae, 4.5%, 7/1/41

 2,771,258

 2,197,806

 Fannie Mae, 4.5%, 7/1/41

 2,409,083

 377,107

 Fannie Mae, 4.5%, 7/1/41

 416,908

 1,406,678

 Fannie Mae, 4.5%, 8/1/40

 1,540,626

 293,825

 Fannie Mae, 5.0%, 1/1/20

 309,096

 433,210

 Fannie Mae, 5.0%, 10/1/20

 468,041

 12,527

 Fannie Mae, 5.0%, 12/1/17

 13,164

 57,932

 Fannie Mae, 5.0%, 2/1/20

 61,267

 20,608

 Fannie Mae, 5.0%, 2/1/22

 22,270

 366,928

 Fannie Mae, 5.0%, 2/1/22

 397,071

 6,093,967

 Fannie Mae, 5.0%, 2/1/41

 6,791,711

 23,438,372

 Fannie Mae, 5.0%, 2/1/45

 26,093,499

 541,461

 Fannie Mae, 5.0%, 5/1/23

 588,679

 5,777,854

 Fannie Mae, 5.0%, 6/1/25

 6,417,219

 1,225,777

 Fannie Mae, 5.0%, 6/1/40

 1,363,960

 1,151,023

 Fannie Mae, 5.0%, 6/1/40

 1,287,507

 1,539,743

 Fannie Mae, 5.0%, 7/1/40

 1,713,081

 1,860,075

 Fannie Mae, 5.0%, 7/1/40

 2,068,775

 963,313

 Fannie Mae, 5.0%, 7/1/40

 1,071,468

 171,258

 Fannie Mae, 5.5%, 12/1/17

 180,021

 87,857

 Fannie Mae, 5.5%, 2/1/18

 92,353

 476,511

 Fannie Mae, 5.5%, 3/1/36

 537,614

 257,260

 Fannie Mae, 5.5%, 5/1/36

 289,488

 45,033

 Fannie Mae, 5.5%, 6/1/33

 50,989

 350,533

 Fannie Mae, 5.5%, 6/1/36

 394,992

 145,907

 Fannie Mae, 5.5%, 7/1/33

 165,237

 1,026,266

 Fannie Mae, 5.5%, 7/1/34

 1,162,872

 58,664

 Fannie Mae, 5.5%, 9/1/17

 61,666

 273,005

 Fannie Mae, 5.5%, 9/1/19

 286,974

 999

 Fannie Mae, 6.0%, 1/1/29

 1,151

 5,107

 Fannie Mae, 6.0%, 1/1/32

 5,887

 81,668

 Fannie Mae, 6.0%, 10/1/32

 94,073

 22,590

 Fannie Mae, 6.0%, 10/1/34

 25,929

 174,870

 Fannie Mae, 6.0%, 10/1/35

 199,332

 38,987

 Fannie Mae, 6.0%, 11/1/33

 44,766

 17,682

 Fannie Mae, 6.0%, 11/1/34

 20,320

 615,343

 Fannie Mae, 6.0%, 12/1/35

 703,206

 33,294

 Fannie Mae, 6.0%, 2/1/32

 38,302

 18,125

 Fannie Mae, 6.0%, 2/1/33

 20,697

 6,287

 Fannie Mae, 6.0%, 2/1/35

 7,218

 16,487

 Fannie Mae, 6.0%, 2/1/35

 18,937

 9,115

 Fannie Mae, 6.0%, 3/1/32

 10,489

 119,651

 Fannie Mae, 6.0%, 3/1/33

 137,491

 15,326

 Fannie Mae, 6.0%, 3/1/33

 17,605

 148,558

 Fannie Mae, 6.0%, 4/1/33

 171,114

 295,521

 Fannie Mae, 6.0%, 4/1/35

 339,464

 79,091

 Fannie Mae, 6.0%, 5/1/35

 90,784

 9,349

 Fannie Mae, 6.0%, 6/1/16

 9,560

 354,128

 Fannie Mae, 6.0%, 6/1/38

 403,338

 203,980

 Fannie Mae, 6.0%, 7/1/33

 234,679

 468,504

 Fannie Mae, 6.0%, 7/1/33

 536,648

 70,829

 Fannie Mae, 6.0%, 7/1/38

 80,909

 5,963

 Fannie Mae, 6.0%, 8/1/32

 6,852

 211,429

 Fannie Mae, 6.0%, 8/1/34

 242,877

 1,487

 Fannie Mae, 6.0%, 9/1/29

 1,713

 777

 Fannie Mae, 6.0%, 9/1/32

 885

 38,666

 Fannie Mae, 6.0%, 9/1/34

 44,365

 75,761

 Fannie Mae, 6.0%, 9/1/34

 87,014

 161,361

 Fannie Mae, 6.0%, 9/1/34

 184,989

 16,834

 Fannie Mae, 6.0%, 9/1/34

 19,319

 3,393

 Fannie Mae, 6.5%, 1/1/31

 3,895

 11,571

 Fannie Mae, 6.5%, 10/1/31

 13,284

 75,997

 Fannie Mae, 6.5%, 10/1/32

 87,252

 221,503

 Fannie Mae, 6.5%, 11/1/37

 255,344

 138,383

 Fannie Mae, 6.5%, 12/1/31

 158,876

 5,043

 Fannie Mae, 6.5%, 2/1/32

 5,789

 81,053

 Fannie Mae, 6.5%, 3/1/32

 93,056

 2,996

 Fannie Mae, 6.5%, 4/1/31

 3,451

 8,970

 Fannie Mae, 6.5%, 5/1/31

 10,298

 77,133

 Fannie Mae, 6.5%, 6/1/31

 88,556

 9,207

 Fannie Mae, 6.5%, 7/1/29

 10,570

 30,796

 Fannie Mae, 6.5%, 7/1/34

 35,357

 9,395

 Fannie Mae, 6.5%, 8/1/31

 10,786

 10,378

 Fannie Mae, 6.5%, 9/1/31

 12,440

 7,820

 Fannie Mae, 6.5%, 9/1/31

 8,978

 25,753

 Fannie Mae, 7.0%, 1/1/32

 31,377

 790

 Fannie Mae, 7.0%, 12/1/30

 846

 8,635

 Fannie Mae, 7.0%, 12/1/30

 10,049

 26,360

 Fannie Mae, 7.0%, 12/1/31

 28,386

 10,849

 Fannie Mae, 7.0%, 4/1/31

 13,311

 17,003

 Fannie Mae, 7.0%, 9/1/31

 20,748

 10,221

 Fannie Mae, 7.0%, 9/1/31

 10,670

 617

 Fannie Mae, 8.0%, 10/1/30

 794

 2,507

 Fannie Mae, 8.0%, 2/1/29

 2,881

 8,563

 Fannie Mae, 8.0%, 3/1/31

 10,421

 573

 Fannie Mae, 8.0%, 4/1/30

 691

 347

 Fannie Mae, 8.0%, 5/1/31

 399

 487

 Fannie Mae, 8.0%, 7/1/30

 579

 4,632,587

 Federal Home Loan Mortgage Corp., 3.0%, 8/1/29

 4,876,957

 1,917,847

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/28

 2,059,185

 198,816

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/44

 208,638

 10,410,168

 Federal Home Loan Mortgage Corp., 3.5%, 12/1/44

 10,921,237

 5,000,000

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/45

 5,245,466

 4,192,560

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/43

 4,400,664

 855,127

 Federal Home Loan Mortgage Corp., 3.5%, 9/1/44

 901,613

 3,518,222

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/44

 3,758,357

 15,350,684

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/41

 16,734,591

 185,958

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/42

 199,639

 624,535

 Federal Home Loan Mortgage Corp., 4.0%, 2/1/44

 673,132

 10,499,607

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/44

 11,216,255

 200,455

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/42

 215,202

 13,395,382

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 14,309,681

 1,452,821

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 1,565,865

 1,437,352

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 1,549,162

 1,048,515

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 1,130,104

 5,424,367

 Federal Home Loan Mortgage Corp., 4.0%, 9/1/44

 5,794,606

 11,094,872

 Federal Home Loan Mortgage Corp., 4.0%, 9/1/44

 11,958,196

 421,274

 Federal Home Loan Mortgage Corp., 4.5%, 10/1/20

 444,665

 5,364,475

 Federal Home Loan Mortgage Corp., 4.5%, 11/1/40

 5,861,048

 456,924

 Federal Home Loan Mortgage Corp., 4.5%, 11/1/43

 497,052

 225,208

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/20

 237,620

 8,197,934

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/42

 8,952,612

 3,296,837

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/42

 3,593,812

 1,087,931

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/20

 1,164,911

 531,856

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 589,069

 23,197

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 25,822

 31,281

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/21

 33,604

 422,938

 Federal Home Loan Mortgage Corp., 5.0%, 6/1/35

 468,434

 560,130

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 620,385

 36,302

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 40,942

 176,243

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 199,186

 53,292

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/35

 59,906

 248,058

 Federal Home Loan Mortgage Corp., 5.5%, 12/1/18

 260,238

 258,699

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/35

 290,425

 360,574

 Federal Home Loan Mortgage Corp., 5.5%, 9/1/33

 406,743

 63,729

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 72,410

 63,906

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 72,612

 44,748

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 51,481

 24,240

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33

 27,548

 123,052

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 139,930

 158,914

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 180,590

 9,541

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 10,850

 54,968

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/36

 62,781

 6,890

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 7,921

 85,314

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 98,114

 238,825

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 274,788

 39,625

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 45,035

 14,607

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33

 16,601

 59,744

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/35

 68,421

 458,545

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/36

 523,108

 53,443

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/17

 55,076

 207,024

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 237,279

 678,386

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 780,460

 127,993

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 145,372

 128,352

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 145,909

 170,844

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34

 194,083

 180,991

 Federal Home Loan Mortgage Corp., 6.0%, 9/1/33

 207,997

 327

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/31

 374

 172

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/31

 198

 419

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/33

 480

 46,223

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 53,960

 428

 Federal Home Loan Mortgage Corp., 6.5%, 11/1/30

 492

 148,830

 Federal Home Loan Mortgage Corp., 6.5%, 11/1/33

 170,497

 3,665

 Federal Home Loan Mortgage Corp., 6.5%, 2/1/33

 4,198

 521

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 597

 7,735

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 8,862

 3,880

 Federal Home Loan Mortgage Corp., 6.5%, 4/1/34

 4,445

 160

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 183

 10,723

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 12,284

 264

 Federal Home Loan Mortgage Corp., 6.5%, 6/1/32

 302

 16,630

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/32

 19,927

 1,090

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 1,262

 4,357

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 4,991

 3,650

 Federal Home Loan Mortgage Corp., 7.0%, 11/1/30

 4,289

 84,447

 Federal Home Loan Mortgage Corp., 7.0%, 8/1/22

 92,225

 258,022

 Federal Home Loan Mortgage Corp., 7.0%, 9/1/22

 285,056

 1,424,148

 Federal National Mortgage Association, 5.0%, 8/1/40

 1,585,603

 13,219,935

 Government National Mortgage Association I, 3.5%, 7/15/42

 13,938,701

 41,756

 Government National Mortgage Association I, 4.0%, 1/15/41

 44,935

 153,481

 Government National Mortgage Association I, 4.0%, 1/15/41

 165,168

 12,896

 Government National Mortgage Association I, 4.0%, 10/15/40

 13,881

 10,261

 Government National Mortgage Association I, 4.0%, 10/15/41

 11,042

 8,329

 Government National Mortgage Association I, 4.0%, 10/15/41

 8,943

 13,033

 Government National Mortgage Association I, 4.0%, 10/15/41

 13,994

 418,604

 Government National Mortgage Association I, 4.0%, 10/15/44

 449,592

 12,404

 Government National Mortgage Association I, 4.0%, 11/15/40

 13,319

 78,005

 Government National Mortgage Association I, 4.0%, 11/15/40

 83,963

 7,760

 Government National Mortgage Association I, 4.0%, 11/15/41

 8,344

 7,116

 Government National Mortgage Association I, 4.0%, 11/15/41

 7,640

 31,338

 Government National Mortgage Association I, 4.0%, 11/15/43

 33,907

 1,524,136

 Government National Mortgage Association I, 4.0%, 11/15/44

 1,637,514

 12,057

 Government National Mortgage Association I, 4.0%, 12/15/41

 12,946

 17,582

 Government National Mortgage Association I, 4.0%, 2/15/41

 18,928

 72,608

 Government National Mortgage Association I, 4.0%, 2/15/42

 77,962

 518,146

 Government National Mortgage Association I, 4.0%, 2/15/42

 556,367

 330,724

 Government National Mortgage Association I, 4.0%, 3/15/44

 355,115

 9,942,600

 Government National Mortgage Association I, 4.0%, 3/15/44

 10,675,872

 922,695

 Government National Mortgage Association I, 4.0%, 3/15/44

 990,744

 28,746

 Government National Mortgage Association I, 4.0%, 3/15/44

 30,866

 20,477

 Government National Mortgage Association I, 4.0%, 4/15/44

 21,987

 69,328

 Government National Mortgage Association I, 4.0%, 4/15/44

 74,441

 13,508

 Government National Mortgage Association I, 4.0%, 5/15/39

 14,504

 9,981

 Government National Mortgage Association I, 4.0%, 6/15/39

 10,717

 116,632

 Government National Mortgage Association I, 4.0%, 6/15/41

 125,482

 16,473

 Government National Mortgage Association I, 4.0%, 8/15/40

 17,734

 3,470,772

 Government National Mortgage Association I, 4.0%, 8/15/43

 3,726,743

 923,793

 Government National Mortgage Association I, 4.0%, 8/15/44

 991,923

 12,244

 Government National Mortgage Association I, 4.0%, 9/15/40

 13,147

 10,880

 Government National Mortgage Association I, 4.0%, 9/15/41

 11,682

 941,597

 Government National Mortgage Association I, 4.0%, 9/15/41

 1,012,912

 6,854,178

 Government National Mortgage Association I, 4.0%, 9/15/44

 7,359,677

 184,242

 Government National Mortgage Association I, 4.0%, 9/15/44

 197,830

 969,857

 Government National Mortgage Association I, 4.0%, 9/15/44

 1,041,385

 970,159

 Government National Mortgage Association I, 4.0%, 9/15/44

 1,041,812

 725,210

 Government National Mortgage Association I, 4.0%, 9/15/44

 778,824

 644,050

 Government National Mortgage Association I, 4.5%, 1/15/40

 721,588

 254,777

 Government National Mortgage Association I, 4.5%, 10/15/33

 283,075

 473,069

 Government National Mortgage Association I, 4.5%, 10/15/33

 526,907

 195,520

 Government National Mortgage Association I, 4.5%, 10/15/35

 216,021

 1,769,057

 Government National Mortgage Association I, 4.5%, 12/15/39

 1,954,549

 48,262

 Government National Mortgage Association I, 4.5%, 2/15/34

 53,846

 140,744

 Government National Mortgage Association I, 4.5%, 3/15/35

 155,502

 41,736

 Government National Mortgage Association I, 4.5%, 3/15/35

 46,112

 282,575

 Government National Mortgage Association I, 4.5%, 4/15/35

 313,404

 22,424

 Government National Mortgage Association I, 4.5%, 4/15/35

 24,775

 209,411

 Government National Mortgage Association I, 4.5%, 4/15/38

 231,368

 1,406,422

 Government National Mortgage Association I, 4.5%, 4/15/41

 1,556,306

 2,003,207

 Government National Mortgage Association I, 4.5%, 5/15/41

 2,213,953

 1,752,802

 Government National Mortgage Association I, 4.5%, 6/15/41

 1,939,785

 110,963

 Government National Mortgage Association I, 4.5%, 7/15/33

 123,165

 680,747

 Government National Mortgage Association I, 4.5%, 7/15/41

 752,126

 2,227,728

 Government National Mortgage Association I, 4.5%, 8/15/41

 2,464,475

 296,300

 Government National Mortgage Association I, 4.5%, 9/15/33

 328,942

 48,654

 Government National Mortgage Association I, 4.5%, 9/15/35

 53,756

 475,418

 Government National Mortgage Association I, 4.5%, 9/15/40

 531,401

 130,176

 Government National Mortgage Association I, 5.0%, 10/15/18

 138,291

 147,221

 Government National Mortgage Association I, 5.0%, 4/15/34

 165,642

 562,841

 Government National Mortgage Association I, 5.0%, 4/15/35

 639,726

 135,993

 Government National Mortgage Association I, 5.0%, 7/15/19

 145,199

 1,404

 Government National Mortgage Association I, 5.0%, 7/15/19

 1,495

 147,376

 Government National Mortgage Association I, 5.0%, 7/15/33

 165,802

 139,233

 Government National Mortgage Association I, 5.0%, 9/15/33

 157,795

 203,536

 Government National Mortgage Association I, 5.5%, 1/15/35

 231,867

 40,552

 Government National Mortgage Association I, 5.5%, 10/15/17

 41,939

 152,075

 Government National Mortgage Association I, 5.5%, 10/15/17

 157,534

 104,212

 Government National Mortgage Association I, 5.5%, 10/15/33

 118,792

 133,802

 Government National Mortgage Association I, 5.5%, 10/15/35

 151,972

 267,401

 Government National Mortgage Association I, 5.5%, 10/15/35

 303,815

 50,257

 Government National Mortgage Association I, 5.5%, 11/15/18

 52,606

 311,766

 Government National Mortgage Association I, 5.5%, 11/15/19

 330,310

 645,232

 Government National Mortgage Association I, 5.5%, 11/15/34

 735,447

 33,441

 Government National Mortgage Association I, 5.5%, 12/15/18

 35,056

 154,235

 Government National Mortgage Association I, 5.5%, 2/15/18

 159,935

 126,769

 Government National Mortgage Association I, 5.5%, 2/15/18

 131,916

 52,108

 Government National Mortgage Association I, 5.5%, 2/15/35

 59,434

 103,005

 Government National Mortgage Association I, 5.5%, 2/15/35

 116,926

 66,271

 Government National Mortgage Association I, 5.5%, 2/15/37

 75,123

 2,040

 Government National Mortgage Association I, 5.5%, 4/15/19

 2,145

 16,763

 Government National Mortgage Association I, 5.5%, 6/15/33

 19,128

 158,952

 Government National Mortgage Association I, 5.5%, 6/15/35

 180,077

 102,217

 Government National Mortgage Association I, 5.5%, 7/15/33

 116,192

 115,636

 Government National Mortgage Association I, 5.5%, 7/15/33

 131,502

 534,539

 Government National Mortgage Association I, 5.5%, 7/15/34

 609,362

 687,533

 Government National Mortgage Association I, 5.5%, 7/15/35

 806,197

 186,838

 Government National Mortgage Association I, 5.5%, 8/15/19

 195,750

 185,985

 Government National Mortgage Association I, 5.5%, 8/15/19

 194,363

 28,676

 Government National Mortgage Association I, 5.5%, 8/15/33

 32,722

 28,746

 Government National Mortgage Association I, 5.5%, 8/15/33

 32,679

 48,816

 Government National Mortgage Association I, 5.5%, 8/15/33

 55,505

 175,185

 Government National Mortgage Association I, 5.5%, 9/15/19

 185,099

 214,368

 Government National Mortgage Association I, 5.5%, 9/15/33

 244,565

 7,098

 Government National Mortgage Association I, 6.0%, 1/15/17

 7,284

 28,905

 Government National Mortgage Association I, 6.0%, 1/15/19

 30,257

 47,754

 Government National Mortgage Association I, 6.0%, 1/15/33

 54,448

 158,381

 Government National Mortgage Association I, 6.0%, 1/15/33

 184,524

 49,400

 Government National Mortgage Association I, 6.0%, 10/15/32

 57,522

 65,465

 Government National Mortgage Association I, 6.0%, 10/15/33

 76,286

 322,157

 Government National Mortgage Association I, 6.0%, 10/15/34

 375,024

 151,389

 Government National Mortgage Association I, 6.0%, 10/15/36

 175,989

 46,947

 Government National Mortgage Association I, 6.0%, 11/15/31

 54,652

 171,029

 Government National Mortgage Association I, 6.0%, 11/15/34

 199,333

 169,433

 Government National Mortgage Association I, 6.0%, 12/15/32

 193,325

 134,339

 Government National Mortgage Association I, 6.0%, 2/15/29

 156,463

 45,524

 Government National Mortgage Association I, 6.0%, 2/15/33

 52,997

 32,128

 Government National Mortgage Association I, 6.0%, 3/15/17

 32,978

 27,020

 Government National Mortgage Association I, 6.0%, 3/15/17

 27,746

 2,556

 Government National Mortgage Association I, 6.0%, 3/15/32

 2,978

 448,133

 Government National Mortgage Association I, 6.0%, 3/15/33

 521,963

 161,431

 Government National Mortgage Association I, 6.0%, 3/15/33

 187,807

 130,493

 Government National Mortgage Association I, 6.0%, 3/15/33

 151,583

 230,768

 Government National Mortgage Association I, 6.0%, 3/15/33

 269,007

 359,417

 Government National Mortgage Association I, 6.0%, 3/15/33

 418,831

 166,654

 Government National Mortgage Association I, 6.0%, 3/15/33

 194,013

 24,043

 Government National Mortgage Association I, 6.0%, 4/15/18

 24,267

 47,088

 Government National Mortgage Association I, 6.0%, 4/15/33

 53,639

 75,340

 Government National Mortgage Association I, 6.0%, 4/15/33

 86,781

 24,928

 Government National Mortgage Association I, 6.0%, 4/15/33

 28,540

 40,792

 Government National Mortgage Association I, 6.0%, 5/15/17

 42,132

 35,023

 Government National Mortgage Association I, 6.0%, 5/15/17

 36,151

 189,961

 Government National Mortgage Association I, 6.0%, 5/15/33

 221,174

 5,533

 Government National Mortgage Association I, 6.0%, 6/15/17

 5,654

 14,089

 Government National Mortgage Association I, 6.0%, 6/15/33

 16,422

 10,291

 Government National Mortgage Association I, 6.0%, 8/15/32

 11,992

 393,768

 Government National Mortgage Association I, 6.0%, 8/15/36

 458,099

 105,893

 Government National Mortgage Association I, 6.0%, 9/15/19

 111,747

 288,352

 Government National Mortgage Association I, 6.0%, 9/15/28

 328,732

 98,984

 Government National Mortgage Association I, 6.0%, 9/15/32

 112,838

 75,273

 Government National Mortgage Association I, 6.0%, 9/15/33

 87,716

 23,745

 Government National Mortgage Association I, 6.0%, 9/15/33

 27,614

 108,125

 Government National Mortgage Association I, 6.0%, 9/15/34

 125,042

 212,821

 Government National Mortgage Association I, 6.0%, 9/15/34

 248,025

 901,720

 Government National Mortgage Association I, 6.0%, 9/15/35

 1,050,356

 26,056

 Government National Mortgage Association I, 6.5%, 1/15/29

 29,828

 108,484

 Government National Mortgage Association I, 6.5%, 1/15/32

 127,765

 502,480

 Government National Mortgage Association I, 6.5%, 1/15/33

 597,729

 5,138

 Government National Mortgage Association I, 6.5%, 1/15/33

 6,100

 15,797

 Government National Mortgage Association I, 6.5%, 1/15/34

 18,084

 771

 Government National Mortgage Association I, 6.5%, 1/15/35

 883

 46,226

 Government National Mortgage Association I, 6.5%, 10/15/31

 53,799

 129,572

 Government National Mortgage Association I, 6.5%, 10/15/31

 150,801

 8,130

 Government National Mortgage Association I, 6.5%, 10/15/31

 9,435

 110,717

 Government National Mortgage Association I, 6.5%, 10/15/32

 127,258

 2,162

 Government National Mortgage Association I, 6.5%, 10/15/33

 2,476

 5,519

 Government National Mortgage Association I, 6.5%, 11/15/31

 6,319

 76,575

 Government National Mortgage Association I, 6.5%, 11/15/32

 92,540

 485,389

 Government National Mortgage Association I, 6.5%, 12/15/32

 579,237

 10,328

 Government National Mortgage Association I, 6.5%, 2/15/29

 11,823

 2,026

 Government National Mortgage Association I, 6.5%, 2/15/29

 2,319

 35,696

 Government National Mortgage Association I, 6.5%, 2/15/32

 41,997

 49,968

 Government National Mortgage Association I, 6.5%, 2/15/34

 57,203

 85,086

 Government National Mortgage Association I, 6.5%, 3/15/29

 97,769

 10,796

 Government National Mortgage Association I, 6.5%, 3/15/29

 12,359

 19,863

 Government National Mortgage Association I, 6.5%, 3/15/29

 22,739

 12,584

 Government National Mortgage Association I, 6.5%, 3/15/31

 14,406

 23,105

 Government National Mortgage Association I, 6.5%, 3/15/32

 26,600

 97,003

 Government National Mortgage Association I, 6.5%, 4/15/31

 116,556

 10,127

 Government National Mortgage Association I, 6.5%, 4/15/32

 11,593

 73,900

 Government National Mortgage Association I, 6.5%, 4/15/35

 85,089

 5,039

 Government National Mortgage Association I, 6.5%, 5/15/29

 5,801

 92,378

 Government National Mortgage Association I, 6.5%, 5/15/29

 109,741

 26,835

 Government National Mortgage Association I, 6.5%, 5/15/31

 32,430

 23,546

 Government National Mortgage Association I, 6.5%, 5/15/31

 28,279

 12,421

 Government National Mortgage Association I, 6.5%, 5/15/32

 14,328

 46,572

 Government National Mortgage Association I, 6.5%, 5/15/33

 53,489

 16,061

 Government National Mortgage Association I, 6.5%, 6/15/32

 18,387

 173,125

 Government National Mortgage Association I, 6.5%, 6/15/34

 198,770

 6,846

 Government National Mortgage Association I, 6.5%, 6/15/35

 7,842

 177,693

 Government National Mortgage Association I, 6.5%, 7/15/32

 213,886

 46,718

 Government National Mortgage Association I, 6.5%, 7/15/32

 53,871

 53,513

 Government National Mortgage Association I, 6.5%, 7/15/35

 61,262

 91,866

 Government National Mortgage Association I, 6.5%, 7/15/35

 105,211

 73,109

 Government National Mortgage Association I, 6.5%, 8/15/31

 84,466

 29,829

 Government National Mortgage Association I, 6.5%, 8/15/32

 34,148

 4,062

 Government National Mortgage Association I, 6.5%, 8/15/32

 4,650

 4,236

 Government National Mortgage Association I, 6.5%, 9/15/34

 4,853

 7,320

 Government National Mortgage Association I, 7.0%, 10/15/31

 7,629

 22,638

 Government National Mortgage Association I, 7.0%, 11/15/28

 26,911

 65,846

 Government National Mortgage Association I, 7.0%, 11/15/28

 80,044

 11,613

 Government National Mortgage Association I, 7.0%, 12/15/30

 13,185

 4,709

 Government National Mortgage Association I, 7.0%, 12/15/30

 5,041

 17,998

 Government National Mortgage Association I, 7.0%, 3/15/31

 20,593

 2,485

 Government National Mortgage Association I, 7.0%, 4/15/28

 2,809

 25,033

 Government National Mortgage Association I, 7.0%, 4/15/29

 26,153

 91,937

 Government National Mortgage Association I, 7.0%, 5/15/32

 114,927

 6,855

 Government National Mortgage Association I, 7.0%, 6/15/31

 7,075

 40,145

 Government National Mortgage Association I, 7.0%, 6/15/31

 48,117

 4,727

 Government National Mortgage Association I, 7.0%, 7/15/31

 5,790

 1,882

 Government National Mortgage Association I, 7.0%, 8/15/28

 2,277

 177,680

 Government National Mortgage Association I, 7.0%, 8/15/31

 202,541

 14,326

 Government National Mortgage Association I, 7.0%, 9/15/31

 15,386

 6,506

 Government National Mortgage Association I, 7.5%, 10/15/29

 6,913

 59,822

 Government National Mortgage Association I, 7.5%, 12/15/31

 69,414

 1,914

 Government National Mortgage Association I, 7.5%, 2/15/26

 2,014

 15,497

 Government National Mortgage Association I, 7.5%, 2/15/31

 15,808

 18,761

 Government National Mortgage Association I, 7.5%, 8/15/29

 20,074

 2,410

 Government National Mortgage Association I, 7.75%, 2/15/30

 2,471

 4,667,938

 Government National Mortgage Association II, 4.0%, 10/20/44

 5,003,317

 404,575

 Government National Mortgage Association II, 4.5%, 1/20/35

 442,929

 155,779

 Government National Mortgage Association II, 4.5%, 12/20/34

 170,517

 73,745

 Government National Mortgage Association II, 4.5%, 3/20/35

 80,713

 2,509,507

 Government National Mortgage Association II, 4.5%, 9/20/41

 2,735,180

 412,853

 Government National Mortgage Association II, 5.5%, 10/20/19

 437,490

 296,370

 Government National Mortgage Association II, 5.5%, 3/20/34

 335,970

 270,053

 Government National Mortgage Association II, 5.5%, 4/20/34

 306,147

 2,907

 Government National Mortgage Association II, 6.5%, 2/20/29

 3,472

 1,255

 Government National Mortgage Association II, 6.5%, 3/20/29

 1,497

 39,062

 Government National Mortgage Association II, 6.5%, 4/20/29

 46,681

 96,059

 Government National Mortgage Association II, 7.0%, 1/20/29

 116,781

 89,449

 Government National Mortgage Association II, 7.0%, 11/20/28

 107,222

 2,659

 Government National Mortgage Association II, 7.0%, 12/20/30

 3,207

 3,000,000

 U.S. Treasury Bonds, 3.0%, 11/15/44

 3,287,109

 2,000,000

 U.S. Treasury Bonds, 3.125%, 2/15/43

 2,233,438

 6,865,000

 U.S. Treasury Bonds, 4.375%, 11/15/39

 9,247,368

 4,500,000

 U.S. Treasury Bonds, 4.375%, 5/15/40

 6,080,274

 9,400,000

 U.S. Treasury Bonds, 4.375%, 5/15/41

 12,811,909

 30,000,000

 U.S. Treasury Bonds, 4.5%, 2/15/36

 40,867,980

 76,869,925

 U.S. Treasury Inflation Indexed Bonds, 0.125%, 7/15/24

 76,839,889

 11,325,000

 0.07

 U.S. Treasury Note, Floating Rate Note, 1/31/16

 11,323,913

 11,325,000

 0.10

 U.S. Treasury Note, Floating Rate Note, 4/30/16

 11,325,951

 11,325,000

 0.11

 U.S. Treasury Note, Floating Rate Note, 7/31/16

 11,323,856

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $780,737,468)

 $

 797,516,873

 MUNICIPAL BONDS - 2.5%

 Municipal Airport - 0.0%†

 1,000,000

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 1,073,250

 Municipal Development - 0.4%

 2,350,000

 Louisiana Local Government Environmental Facilities & Community Development Authority, 6.5%, 11/1/35

 $

 2,816,898

 4,500,000

 New Jersey Economic Development Authority, 2/15/18 (d)

 4,246,245

 2,560,000

 Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37

 2,695,834

 2,310,000

 Selma Industrial Development Board, 5.8%, 5/1/34

 2,663,615

 $

 12,422,592

 Municipal Education - 0.0%†

 525,000

 Amherst College, 3.794%, 11/1/42

 $

 538,954

 Municipal General - 1.0%

 2,925,000

 California Statewide Communities Development Authority, 6.0%, 8/15/42

 $

 3,518,687

 4,075,000

 JobsOhio Beverage System, 3.985%, 1/1/29

 4,407,112

 1,035,000

 JobsOhio Beverage System, 4.532%, 1/1/35

 1,165,369

 325,000

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 375,736

 550,000

 Massachusetts Development Finance Agency, Broad Institute -Series A, 5.375%, 4/1/41

 623,012

 2,750,000

 New Jersey Transportation Trust Fund Authority, Transportation System-Series A, 5.5%, 6/15/41

 3,104,942

 2,400,000

 New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33

 2,784,000

 560,000

 State of Washington, 3.0%, 7/1/28

 567,028

 1,600,000

 State of Washington, 5.0%, 7/1/30

 1,905,984

 1,050,000

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30

 1,165,248

 2,100,000

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31

 2,321,487

 1,000,000

 Texas Transportation Commission State Highway Fund, 5.0%, 4/1/33

 1,179,180

 2,200,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/31

 2,359,830

 2,210,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/32

 2,363,308

 $

 27,840,923

 Higher Municipal Education - 0.6%

 1,025,000

 Baylor University, 4.313%, 3/1/42

 $

 1,125,020

 1,980,000

 California Educational Facilities Authority, 5.0%, 6/1/43

 2,743,369

 1,425,000

 Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology -Series K, 5.5%, 7/1/32

 1,962,710

 1,100,000

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 1,498,373

 800,000

 Permanent University Fund, 5.0%, 7/1/30

 977,400

 3,095,000

 President and Fellows of Harvard College, 6.3%, 10/1/37

 3,269,645

 1,900,000

 The George Washington University, 1.827%, 9/15/17

 1,918,149

 525,000

 The University of Texas System, 5.0%, 8/15/43

 604,081

 2,600,000

 University of California, 3.38%, 5/15/28

 2,719,366

 $

 16,818,113

 Municipal Medical - 0.1%

 1,765,000

 Ohio Higher Educational Facility Commission, 5.0%, 1/1/42

 $

 1,982,748

 Municipal Pollution - 0.2%

 3,965,000

 Port Freeport Texas, 5.95%, 5/15/33

 $

 4,441,553

 Municipal Transportation - 0.0%†

 600,000

 Port Authority of New York & New Jersey, 4.458%, 10/1/62

 $

 656,190

 Municipal Obligation - 0.2%

 3,000,000

 State of Texas, 4.0%, 10/1/44

 $

 3,175,080

 1,620,000

 Washington Suburban Sanitary Commission, 4.0%, 6/1/43

 1,711,643

 1,565,000

 Washington Suburban Sanitary Commission, 4.0%, 6/1/44

 1,652,264

 $

 6,538,987

 TOTAL MUNICIPAL BONDS

 (Cost $65,845,071)

 $

 72,313,310

 SENIOR FLOATING RATE LOAN INTERESTS - 3.3%**

 Energy - 0.0%†

 Integrated Oil & Gas - 0.0%†

 765,351

 4.50

 Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16

 $

 763,438

 Total Energy

 $

 763,438

 Materials - 0.3%

 Commodity Chemicals - 0.0%†

 766,815

 4.00

 Tronox Pigments BV, New Term Loan, 3/19/20

 $

 767,918

 Diversified Chemicals - 0.0%†

 194,627

 4.25

 OXEA Sarl, Tranche B-2 Term Loan (First Lien), 1/15/20

 $

 189,396

 Specialty Chemicals - 0.1%

 316,286

 3.50

 Chemtura Corp., New Term Loan, 8/29/16

 $

 317,142

 252,086

 2.72

 Huntsman International LLC, Extended Term B Loan, 4/19/17

 252,163

 913,849

 4.50

 MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20

 918,826

 478,750

 4.25

 OMNOVA Solutions, Inc., Term B-1 Loan, 5/31/18

 477,553

 239,345

 2.75

 WR Grace & Co-Conn, Delayed Draw Term Loan, 1/23/21

 239,708

 665,128

 2.75

 WR Grace & Co-Conn, U.S. Term Loan, 1/23/21

 666,137

 $

 2,871,529

 Construction Materials - 0.1%

 1,059,902

 4.25

 CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20

 $

 1,063,214

 Metal & Glass Containers - 0.1%

 198,500

 5.50

 BWay Intermediate, Initial Term Loan, 8/14/20

 $

 200,361

 1,845,375

 4.00

 Crown Americas LLC, Term Loan B, 10/22/21

 1,865,414

 $

 2,065,775

 Aluminum - 0.0%†

 693,193

 3.75

 Novelis, Inc., Initial Term Loan, 3/10/17

 $

 693,554

 Diversified Metals & Mining - 0.0%†

 418,066

 3.75

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 379,097

 Total Materials

 $

 8,030,483

 Capital Goods - 0.3%

 Aerospace & Defense - 0.2%

 1,318,634

 5.00

 DAE Aviation Holdings, Inc., Replacement Tranche B-1 Loan, 11/2/18

 $

 1,325,022

 2,576,474

 3.75

 DigitalGlobe, Inc., Term Loan, 1/25/20

 2,583,547

 425,419

 6.25

 DynCorp International, Inc., Term Loan, 7/7/16

 423,292

 597,773

 5.00

 Standard Aero, Ltd., Replacement Tranche B-2 Loan, 11/2/18

 598,271

 642,913

 7.00

 TASC, Inc., First Lien Term Loan, 2/28/17

 654,164

 $

 5,584,296

 Building Products - 0.1%

 1,379,420

 3.50

 Nortek, Inc., Term Loan, 10/30/20

 $

 1,374,823

 Industrial Conglomerates - 0.0%†

 106,162

 4.25

 CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20

 $

 106,493

 314,222

 4.25

 CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20

 315,204

 $

 421,697

 Trading Companies & Distributors - 0.0%†

 590,405

 3.75

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 $

 592,128

 Total Capital Goods

 $

 7,972,944

 Commercial Services & Supplies - 0.0%†

 Security & Alarm Services - 0.0%†

 203,267

 4.00

 Garda World Security Corp., Term B Delayed Draw Loan, 11/8/20

 $

 202,674

 794,589

 4.00

 Garda World Security Corp., Term B Loan, 11/1/20

 792,271

 $

 994,945

 Total Commercial Services & Supplies

 $

 994,945

 Transportation - 0.1%

 Airlines - 0.1%

 1,645,725

 3.25

 Delta Air Lines, Inc., Term Loan, 4/20/17

 $

 1,647,521

 Marine - 0.0%†

 654,908

 5.25

 Navios Maritime Partners LP, Term Loan, 6/27/18

 $

 660,638

 Total Transportation

 $

 2,308,159

 Automobiles & Components - 0.4%

 Auto Parts & Equipment - 0.2%

 1,134,303

 3.50

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 1,136,194

 1,741,228

 4.00

 Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 3/28/21

 1,739,705

 1,719,394

 4.25

 Remy International, Inc., Term B Loan 2013, 3/5/20

 1,725,842

 821,968

 4.25

 TI Group Automotive Systems LLC, Term Loan Facility, 7/1/21

 822,653

 $

 5,424,394

 Tires & Rubber - 0.1%

 3,491,667

 4.75

 The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19

 $

 3,527,128

 Automobile Manufacturers - 0.1%

 3,768,188

 3.50

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 3,770,535

 Total Automobiles & Components

 $

 12,722,057

 Consumer Durables & Apparel - 0.0%†

 Apparel, Accessories & Luxury Goods - 0.0%†

 436,759

 3.25

 PVH Corp., Tranche B Term Loan, 12/19/19

 $

 439,519

 Total Consumer Durables & Apparel

 $

 439,519

 Consumer Services - 0.2%

 Casinos & Gaming - 0.2%

 691,568

 3.75

 Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20

 $

 692,504

 4,339,125

 6.00

 Scientific Games, Initial Term B-2, 10/1/21

 4,354,794

 $

 5,047,298

 Restaurants - 0.0%†

 475,762

 4.50

 Burger King Worldwide, Inc., Term Loan B, 9/24/21

 $

 481,070

 Total Consumer Services

 $

 5,528,368

 Media - 0.3%

 Advertising - 0.0%†

 1,062,249

 6.75

 Affinion Group, Inc., Tranche B Term Loan, 4/30/18

 $

 1,009,800

 Broadcasting - 0.1%

 2,259,838

 4.00

 Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20

 $

 2,258,779

 Cable & Satellite - 0.1%

 1,694,813

 3.00

 Charter Communications Operating LLC, Term F Loan, 1/1/21

 $

 1,690,443

 159,884

 4.75

 WideOpenWest Finance LLC, Term B Loan, 4/1/19

 160,340

 $

 1,850,783

 Movies & Entertainment - 0.1%

 363,639

 3.75

 Cinedigm Digital Funding I LLC, Term Loan, 2/28/18

 $

 365,003

 1,403,625

 3.50

 Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20

 1,400,408

 $

 1,765,411

 Publishing - 0.0%†

 744,918

 4.75

 Interactive Data Corp., Tranche B Term Loan (First Lien), 4/24/21

 $

 749,457

 Total Media

 $

 7,634,230

 Retailing - 0.0%†

 General Merchandise Stores - 0.0%

 750,000

 4.25

 Dollar Tree, Inc., Initial Term B, 2/6/22

 $

 758,789

 Total Retailing

 $

 758,789

 Food, Beverage & Tobacco - 0.0%†

 Agricultural Products - 0.0%†

 1,242,450

 3.25

 Darling International, Inc., Term B USD Loan, 12/19/20

 $

 1,241,145

 Packaged Foods & Meats - 0.0%†

 20,755

 3.00

 Pinnacle Foods Finance LLC, New Term Loan G, 4/29/20

 $

 20,701

 Total Food, Beverage & Tobacco

 $

 1,261,846

 Household & Personal Products - 0.1%

 Household Products - 0.0%†

 159,576

 4.50

 WASH Multifamily Laundry Systems LLC, U.S. Term Loan, 2/21/19

 $

 159,775

 Personal Products - 0.1%

 1,425,912

 4.75

 Federal-Mogul Corporation, Tranche C Term, 4/15/21

 $

 1,423,774

 861,429

 3.50

 NBTY, Inc., Term B-2 Loan, 10/1/17

 851,469

 979,538

 4.00

 Revlon Consumer Products Corp., Acquisition Term Loan, 8/19/19

 980,609

 $

 3,255,852

 Total Household & Personal Products

 $

 3,415,627

 Health Care Equipment & Services - 0.4%

 Health Care Equipment - 0.1%

 406,866

 3.25

 Hologic, Inc., Refinancing Tranche B Term Loan, 8/1/19

 $

 407,788

 1,997,481

 4.50

 Kinetic Concepts, Inc., Term  DTL-E1 loan, 5/4/18

 2,007,469

 $

 2,415,257

 Health Care Supplies - 0.1%

 2,128,526

 5.00

 Immucor, Inc., Term B-2 Loan, 8/19/18

 $

 2,139,835

 Health Care Services - 0.0%†

 499,694

 6.75

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 $

 502,270

 251,775

 3.50

 DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21

 252,697

 $

 754,967

 Health Care Facilities - 0.2%

 339,150

 5.25

 Capella Healthcare, Inc., Tranche B Term Loan (First Lien), 12/31/21

 $

 342,118

 3,180,423

 4.25

 CHS, 2021 Term D Loan, 1/27/21

 3,199,639

 594,144

 3.42

 CHS, Incremental 2018 Term F Loans, 12/31/18

 594,939

 736,681

 3.01

 HCA, Inc., Tranche B-4 Term Loan, 5/1/18

 737,948

 1,766,709

 2.92

 HCA, Inc., Tranche B-5 Term Loan, 3/31/17

 1,769,470

 $

 6,644,114

 Health Care Technology - 0.0%†

 452,668

 3.50

 IMS Health, Inc., Term B Dollar Loan, 3/17/21

 $

 452,173

 Total Health Care Equipment & Services

 $

 12,406,346

 Pharmaceuticals, Biotechnology & Life Sciences - 0.3%

 Biotechnology - 0.0%†

 748,082

 3.50

 Alkermes, Inc., 2019 Term Loan, 9/25/19

 $

 749,952

 Pharmaceuticals - 0.2%

 2,018,082

 3.25

 Endo Luxembourg Finance I Company Sarl, Tranche B Term Loan (First Lien), 11/5/20

 $

 2,022,371

 386,100

 3.18

 Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21

 386,173

 1,652,715

 3.25

 RPI Finance Trust, Term B-2 Term Loan, 5/9/18

 1,658,913

 532,996

 3.03

 Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19

 533,366

 433,735

 4.00

 Valeant Pharmaceuticals, Series C-2,  3/11/22

 436,242

 566,265

 4.00

 Valeant Pharmaceuticals, Series F-1,  3/11/22

 569,539

 $

 5,606,604

 Life Sciences Tools & Services - 0.1%

 1,641,254

 4.25

 Catalent Pharma Solutions, Dollar Term Loan, 5/20/21

 $

 1,650,359

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 8,006,915

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.0%†

 795,333

 5.25

 WorldPay, Facility B2A Term Loan, 8/6/17

 $

 800,469

 Consumer Finance - 0.1%

 1,496,222

 4.00

 Trans Union LLC, 2014 Replacement Term Loan, 4/9/21

 $

 1,498,092

 Total Diversified Financials

 $

 2,298,561

 Insurance - 0.2%

 Insurance Brokers - 0.2%

 1,164,150

 4.50

 National Financial Partners Corp., Tranche B Term Loan (First Lien), 7/1/20

 $

 1,163,241

 6,193,175

 4.25

 USI Insurance Services LLC, Term B Loan, 12/30/19

 6,162,209

 $

 7,325,450

 Total Insurance

 $

 7,325,450

 Software & Services - 0.1%

 IT Consulting & Other Services - 0.0%†

 953,650

 3.92

 SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17

 $

 955,134

 Application Software - 0.0%†

 369,800

 2.93

 Nuance Communications, Inc., Term C Loan, 8/7/19

 $

 366,749

 Systems Software - 0.0%†

 608,475

 5.75

 AVG Technologies N.V., Term Loan, 10/15/20

 $

 608,095

 Home Entertainment Software - 0.1%

 1,146,608

 3.25

 Activision Blizzard, Inc., Term Loan, 7/26/20

 $

 1,153,057

 Total Software & Services

 $

 3,083,035

 Technology Hardware & Equipment - 0.0%†

 Communications Equipment - 0.0%†

 326,514

 2.83

 Commscope, Inc., Tranche 3 Term Loan, 1/21/17

 $

 326,106

 489,771

 3.25

 Commscope, Inc., Tranche 4 Term Loan, 1/14/18

 489,869

 $

 815,975

 Total Technology Hardware & Equipment

 $

 815,975

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.1%

 1,169,125

 3.50

 Sensata Technologies B.V., Third Amendment,  10/8/21

 $

 1,177,455

 Semiconductors - 0.0%†

 325,446

 3.75

 Avago Technologies Ltd., Tranche B Term Loan (First Lien), 4/16/21

 $

 326,524

 395,014

 3.25

 Microsemi Corp., Term Loan (First Lien), 3/14/21

 395,212

 $

 721,736

 Total Semiconductors & Semiconductor Equipment

 $

 1,899,191

 Telecommunication Services - 0.2%

 Integrated Telecommunication Services - 0.1%

 1,925,675

 4.00

 Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20

 $

 1,926,478

 Wireless Telecommunication Services - 0.1%

 1,496,212

 3.00

 Crown Castle International Corp., Tranche B-2 Term Loan (First Lien), 1/31/21

 $

 1,494,716

 1,215,000

 4.75

 GCI Holdings, Inc., Tranche B Term Loan (First Lien), 12/22/21

 1,221,075

 333,333

 4.00

 Syniverse Holdings, Inc., Initial Term Loan, 4/23/19

 316,111

 666,667

 4.00

 Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19

 632,222

 $

 3,664,124

 Total Telecommunication Services

 $

 5,590,602

 Utilities - 0.2%

 Electric Utilities - 0.1%

 1,285,660

 3.75

 Texas Competitive Electric Holdings Co LLC, DIP Delayed Draw Term Loan (2014), 5/5/16

 $

 1,293,856

 Independent Power Producers & Energy Traders - 0.1%

 1,021,186

 4.00

 Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20

 $

 1,024,195

 1,319,105

 2.75

 NRG Energy, Inc., Term Loan (2013), 7/1/18

 1,314,799

 768,260

 3.75

 NSG Holdings LLC, New Term Loan, 12/11/19

 767,300

 $

 3,106,294

 Total Utilities

 $

 4,400,150

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $96,145,711)

 $

 97,656,630

 TEMPORARY CASH INVESTMENTS - 1.5%

 Commercial Paper - 0.0%†

 1,215,000

 Prudential Funding LLC, Discount Note, 4/1/15

 $

 1,214,997

 $

 1,214,997

 Repurchase Agreements - 1.5%

 7,570,000

 Bank of Nova Scotia, 0.14%, dated 3/31/15, repurchase price of $7,570,000 plus accrued interest

 $

 7,570,000

 on 4/1/15 collateralized (at market value) by the following:

 $7,721,490 U.S. Treasury Notes, 1.75%, 3/31/22

 30,000,000

 RBC Capital Markets LLC, 0.12%, dated 3/31/15, repurchase price of $30,000,000 plus accrued interest

 30,000,000

 on 4/1/15 collateralized (at market value) by the following:

 $1,802,538 Freddie Mac Giant, 4- 5%, 10/1/41- 4/1/44

 $1,679,631 Federal Home Loan Mortgage Corp., 2.683%, 5/1/42

 $9,950,693 Federal National Mortgage Association (ARM), 2.46- 3.12%, 1/1/41- 2/1/45

 $7,163,203 Federal National Mortgage Association, 3- 4%, 5/1/26- 3/1/45

 $10,003,935 Government National Mortgage Association II, 3.5- 4.5%, 8/20/44- 2/20/45

 4,350,000

 TD Securities USA LLC, 0.10%, dated 3/31/15, repurchase price of $4,350,000 plus accrued interest

 4,350,000

 on 4/1/15 collateralized (at market value) by the following:

 $903,269 Freddie Mac Giant, 3.5%, 6/1/32- 9/1/42

 $3,529,635 Federal National Mortgage Association, 4%, 12/1/44

 $4,099 U.S. Treasury Notes, 1.75%, 3/31/22

 $

 41,920,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $43,135,000)

 $

 43,134,997

 TOTAL INVESTMENT IN SECURITIES - 99.4%

 (Cost $2,851,748,359) (a)

 $

 2,935,265,098

 OTHER ASSETS & LIABILITIES - 0.6%

 $

 18,603,698

 TOTAL NET ASSETS - 100.0%

 $

 2,953,868,796

 †

 Rounds to less than 0.01%.

 REIT

 Real Estate Investment Trust.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2015, the value of these securities amounted to $755,192,093 or 25.6% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At  March 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $2,854,398,210 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

           91,141,914

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

         (10,275,026)

 Net unrealized appreciation

 $

           80,866,888

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security represents the interest only portion of payments on a pool of underlying mortgages or mortgage-backed securities.

 (d)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (e)

 Rate to be determined.

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS — BUY PROTECTION

 Notional Principal ($)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration Date

 Premiums Received

 Net Unrealized Appreciation

(25,000,000
)

 Chicago Mercantile Exchange

 Markit CDX North America Investment Grade Index

1.00
%

 12/20/19

316,361

97,097

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

$
-

$
-

$
-

$
-

   Banks

     Regional Banks

-

2,877,876

-

2,877,876

   Diversified Financials

     Consumer Finance

2,638,085

1,283,008

-

3,921,093

      Insurance

     Property & Casualty Insurance

5,113,926

3,888,264

-

9,002,190

     Reinsurance

-

-

2,180,400

2,180,400

   All Other Preferred Stocks

24,722,841

-

-

24,722,841

 Convertible Preferred Stock

6,861,030

-

-

6,861,030

 Asset Backed Securities

-

161,107,475

-

161,107,475

 Collateralized Mortgage Obligations

-

516,545,723

-

516,545,723

 Corporate Bonds

-

-

-

-

   Diversified Financials

     Other Diversified Financial Services

-

31,071,524

1,156,938

32,228,462

   Insurance

     Reinsurance

-

77,147,262

31,369,446

108,516,708

   All Other Corporate Bonds

-

1,056,679,490

-

1,056,679,490

 U.S. Government Agency Obligations

-

797,516,873

-

797,516,873

 Municipal Bonds

-

72,313,310

-

72,313,310

 Senior Floating Rate Loan Interests

-

97,656,630

-

97,656,630

 Commercial Paper

-

1,214,997

-

1,214,997

 Repurchase Agreements

-

41,920,000

-

41,920,000

  Total

$
39,335,882

2,861,222,432

$
34,706,784

$
2,935,265,098

 Other Financial Instruments

 Net Unrealized Depreciation on Futures Contracts

$
(3,870,950
)

$
-

$
-

$
(3,870,950
)

 Net Unrealized Appreciation on Swap Contracts

-

97,097

-

97,097

  Total Other Financial Instruments

$
(3,870,950
)

97,097

$
-

$
(3,773,854
)

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Preferred Stocks

 Corporate

 Bonds

 Total

 Balance as of 12/31/14

$
2,128,600

$
17,474,638

$
19,603,238

 Realized gain (loss)1

-

-

-

 Change in unrealized appreciation (depreciation)2

51,800

183,202

235,002

 Purchases

-

15,872,544

15,872,544

 Sales

-

(1,004,000
)

(1,004,000
)

 Transfers in to Level 3*

-

-

-

 Transfers out of Level 3*

-

-

-

 Balance as of 3/31/15

$
2,180,400

$
32,526,384

$
34,706,784

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation

 (depreciation) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 During the period ended March 31, 2015, there were  no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 3/31/15

$
235,002

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Bond Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 29, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date May 29, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date May 29, 2015 * Print the name and title of each signing officer under his or her signature.